AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 18, 2003


                                                              FILE NO. 333-92396
                                                                       811-07727
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.


                        POST-EFFECTIVE AMENDMENT NO. [5]


                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. [6]

                        (CHECK APPROPRIATE BOX OR BOXES)


                                -----------------

                          VARIABLE ANNUITY ACCOUNT FIVE
                           (EXACT NAME OF REGISTRANT)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           (FORMERLY DOING BUSINESS AS
         ANCHOR NATIONAL LIFE INSURANCE COMPANY) ("AIG SUNAMERICA LIFE")

                               (NAME OF DEPOSITOR)
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (ADDRESS OF DEPOSITOR'S PRINCIPAL OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:



[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X] ON JULY 29, 2003 PURSUANT TO PARAGRAPH (b) OF RULE 485


[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] ON           PURSUANT TO PARAGRAPH (a)(1) OF RULE 485



Title of Securities being registered: Interest in a Separate Account under flexible payment deferred annuity contracts.

=======================================================================

                          VARIABLE ANNUITY ACCOUNT FIVE

            (PORTION RELATING TO SEASONS ADVISOR II VARIABLE ANNUITY)

                               PART A--PROSPECTUS





ITEM NUMBER IN FORM N-4                                                                  CAPTION
----------------------------------------------------------------  -------------------------------------------
       1.  Cover Page...........................................  Cover Page
       2.  Definitions..........................................  Glossary
       3.  Synopsis.............................................  Highlights; Fee Tables; Portfolio Expenses; Examples
       4.  Condensed Financial Information......................  N/A
       5.  General Description of Registrant, Depositor and
             Portfolio Companies................................  The Seasons Advisor II Variable Annuity; Other Information
       6.  Deductions...........................................  Expenses
       7.  General Description of Variable Annuity Contracts....  The Seasons Advisor II Variable Annuity; Purchasing a
                                                                    Seasons Advisor II Variable Annuity; Investment Options
       8.  Annuity Period.......................................  Income Options
       9.  Death Benefit........................................  Death Benefit
      10.  Purchases and Contract Value.........................  Purchasing a Seasons Advisor II Variable Annuity
      11.  Redemptions..........................................  Access to Your Money
      12.  Taxes................................................  Taxes
      13.  Legal Proceedings....................................  Other Information -- Legal Proceedings
      14.  Table of Contents of Statement of Additional
             Information........................................  Table of Contents of Statement of Additional
                                                                    Information

                   PART B--STATEMENT OF ADDITIONAL INFORMATION

CERTAIN INFORMATION REQUIRED IN PART B OF THE REGISTRATION STATEMENT HAS BEEN INCLUDED WITHIN THE PROSPECTUS FORMING PART OF THIS REGISTRATION STATEMENT; THE FOLLOWING CROSS-REFERENCES SUFFIXED WITH A "P" ARE MADE BY REFERENCE TO THE CAPTIONS IN THE PROSPECTUS.


ITEM NUMBER
IN FORM N-4                                                CAPTION
-----------                                                -------

15.           COVER PAGE................................   COVER PAGE

16.           TABLE OF CONTENTS.........................   TABLE OF CONTENTS

17.           GENERAL INFORMATION AND HISTORY...........   THE SEASONS ADVISOR II VARIABLE
                                                             ANNUITY (P); SEPARATE ACCOUNT;
                                                             GENERAL ACCOUNT; INVESTMENT
                                                             OPTIONS (P); OTHER INFORMATION (P)

18.           SERVICES..................................   OTHER INFORMATION (P)

19.           PURCHASE OF SECURITIES BEING                 PURCHASING A SEASONS ADVISOR II
              OFFERED...................................     VARIABLE ANNUITY (P)

20.           UNDERWRITERS..............................   DISTRIBUTION OF CONTRACTS

21.           CALCULATION OF PERFORMANCE DATA...........   PERFORMANCE DATA

22.           ANNUITY PAYMENTS..........................   INCOME OPTIONS (P); ANNUITY
                                                             PAYMENTS; ANNUITY UNIT VALUES

23.           FINANCIAL STATEMENTS......................   DEPOSITOR; OTHER INFORMATION (P);
                                                             FINANCIAL STATEMENTS; REGISTRANT;
                                                             FINANCIAL STATEMENTS


                                     PART C

INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

                            [SEASONS ADVISORS LOGO]


                                   PROSPECTUS


                                 July 29, 2003



                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY


                                   issued by


                         VARIABLE ANNUITY ACCOUNT FIVE


                                      and


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY



The annuity contract has several investment choices - fixed investment options which offer interest rates guaranteed by AIG SunAmerica Life for different periods of time, and Variable Portfolios:



           SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                       SEASONS STRATEGIES
            LARGE CAP GROWTH                           FOCUS GROWTH                                GROWTH
          LARGE CAP COMPOSITE                    FOCUS GROWTH AND INCOME                      MODERATE GROWTH
            LARGE CAP VALUE                            FOCUS VALUE                            BALANCED GROWTH
             MID CAP GROWTH                           FOCUS TECHNET                         CONSERVATIVE GROWTH
             MID CAP VALUE
               SMALL CAP
          INTERNATIONAL EQUITY
        DIVERSIFIED FIXED INCOME
            CASH MANAGEMENT



              all of which invest in the underlying portfolios of


                              SEASONS SERIES TRUST
                              which is managed by:


           SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                       SEASONS STRATEGIES
      AIG GLOBAL INVESTMENT CORP.         AIG SUNAMERICA ASSET MANAGEMENT CORP.    AIG SUNAMERICA ASSET MANAGEMENT CORP.
 AIG SUNAMERICA ASSET MANAGEMENT CORP.   AMERICAN CENTURY INVESTMENT MANAGEMENT,        JANUS CAPITAL MANAGEMENT LLC
  GOLDMAN SACHS ASSET MANAGEMENT, L.P.                     INC.                     PUTNAM INVESTMENT MANAGEMENT, L.L.C.
  GOLDMAN SACHS ASSET MANAGEMENT INT'L      DRESDNER RCM GLOBAL INVESTORS LLC          T. ROWE PRICE ASSOCIATES, INC.
    JANUS CAPITAL MANAGEMENT L.L.C.             FRED ALGER MANAGEMENT INC.           WELLINGTON MANAGEMENT COMPANY, LLP
       LORD, ABBETT & CO. L.L.C.                  HARRIS ASSOCIATES L.P.
     T. ROWE PRICE ASSOCIATES, INC.       J.P. MORGAN INVESTMENT MANAGEMENT INC.
   WELLINGTON MANAGEMENT COMPANY, LLP        MARSICO CAPITAL MANAGEMENT, LLC.
                                          SALOMON BROTHERS ASSET MANAGEMENT INC.
                                               THIRD AVENUE MANAGEMENT LLC



You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.



Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Advisor(II) Variable Annuity.



To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 29, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.



The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call Us at (800)445-SUN2 or write Our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.



A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.



In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.



ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS



GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
SEASONS ADVISOR(II) Variable Annuity Fee Tables.............    5
    Maximum Owner Transaction Expenses......................    5
    Separate Account Annual Expenses........................    5
    Portfolio Expenses......................................    5
EXAMPLES....................................................    6
THE SEASONS ADVISOR(II) VARIABLE ANNUITY....................    7
PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY...........    8
    Allocation of Purchase Payments.........................    8
    Accumulation Units......................................    8
    Free Look...............................................    9
    Exchange Offers.........................................    9
INVESTMENT OPTIONS..........................................    9
    Variable Investment Options.............................    9
        THE PORTFOLIOS......................................   10
        PORTFOLIO Operation.................................   11
        The Seasons Strategies..............................   11
        Seasons Strategy Rebalancing........................   11
        Fixed Investment Options............................   13
        Dollar Cost Averaging Fixed Accounts................   13
    Transfers During the Accumulation Phase.................   13
    Dollar Cost Averaging Program...........................   14
    Asset Allocation Rebalancing Program....................   15
    Voting Rights...........................................   15
    Substitution............................................   16
ACCESS TO YOUR MONEY........................................   16
    Systematic Withdrawal Program...........................   16
    Minimum Contract Value..................................   16
    Qualified Contract Owners...............................   17
DEATH BENEFIT...............................................   17
    Standard Death Benefit..................................   18
    Seasons Estate Advantage................................   18
    Earnings Advantage......................................   19
    Spousal Continuation....................................   20
EXPENSES....................................................   20
    Separate Account Charges................................   20
    Investment Portfolio Charges............................   21
    Service Fee.............................................   21
    Transfer Fee............................................   21
    Seasons Estate Advantage Fee............................   21
    Seasons Earnings Advantage Fee..........................   21
    Premium Tax.............................................   21
    Income Taxes............................................   21
    Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   21
INCOME OPTIONS..............................................   22
    Annuity Date............................................   22
    Income Options..........................................   22
    Allocation of Annuity Payments..........................   23
    Income Payments.........................................   23
    Transfers During the Income Phase.......................   23
    Deferment of Payments...................................   23
TAXES.......................................................   24
    Annuity Contracts in General............................   24
    Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   24
    Tax Treatment of Distributions--Qualified Contracts.....   24
    Minimum Distributions...................................   25
    Tax Treatment of Death Benefits.........................   25
    Contracts Owned by a Trust or Corporation...............   26
    Gifts, Pledges and/or Assignments of a Non-Qualified
     Contract...............................................   26
    Diversification and Investor Control....................   26
PERFORMANCE.................................................   27
OTHER INFORMATION...........................................   27
    AIG SunAmerica Life.....................................   27
    The Separate Account....................................   27
    The General Account.....................................   27
    Distribution of the Contract............................   28
    Administration..........................................   28
    Legal Proceedings.......................................   28
    Ownership...............................................   28
    Registration Statement..................................   28
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   29
APPENDIX A--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION.................  B-1

GLOSSARY


We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) We base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.


ANNUITY UNITS--A measurement We use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY--AIG SunAmerica Life, We, Us, the issuer of this annuity contract.


INCOME PHASE--The period during which We make annuity payments to you.

IRS--The Internal Revenue Service.


LATEST ANNUITY DATE--Your 95th birthday or 10th contract anniversary whichever is later.


NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


PORTFOLIOS--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each Seasons Strategy, Select and Focused Portfolio has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is managed by three different advisors.



PURCHASE PAYMENTS--The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.



QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").



SEASONS STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each SEASONS STRATEGY has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.



VARIABLE PORTFOLIO(S)--Refers collectively to the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES.

HIGHLIGHTS

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Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") on March 1, 2003. Please keep in mind, this is a name change only and will not affect the substance of your contract.



The Seasons Advisor(II) Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios and/or pre-allocated Seasons Strategies ("collectively; "Variable Portfolios") and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that We receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges and other expenses if you invest in the Variable Portfolios. If you elect optional features available under the contract We may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.


DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial advisor or contact Us at AIG SunAmerica Life Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.



AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS OFFERED AT CORRESPONDINGLY DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

FEE TABLES

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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.



MAXIMUM OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGES.............................  none



TRANSFER FEE
No charge for the first 15 transfers each contract year; thereafter, the fee is $25 ($10 in Pennsylvania and Texas) per transfer



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES, WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE
none



SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)



Separate Account Annual Expense..............  1.55%
Optional Seasons Estate Advantage Fee(1).....  0.15%
Optional Earnings Advantage Fee(2)...........  0.25%
                                               -----
Total Separate Account Annual Expenses(3)....  1.95%


---------------

(1) Seasons Estate Advantage, which offers a choice of two enhanced death benefits and an Earnings Advantage benefit is optional and if elected, the fee is an annualized charge that is deducted daily from your contract value.


(2) Earnings Advantage, an enhanced death benefit feature, which is described more fully in the prospectus is optional and if elected, the fee is an annualized charge that is deducted daily from daily net asset value. The Earnings Advantage can only be elected if the Seasons Estate Advantage is also elected.


(3) If you do not elect the optional Seasons Estate Advantage and/or Earnings Advantage features, your total separate account annual expenses would be 1.55%.



THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUST BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUST'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.



PORTFOLIO EXPENSES



TOTAL ANNUAL TRUST OPERATING EXPENSES  MINIMUM   MAXIMUM
-------------------------------------  -------   -------
(expenses that are deducted from
underlying portfolios of the Trust,
including management fees, other
expenses and 12b-1 fees, if
applicable).......................      1.11%     3.46%

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trust.



The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:



MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.95%, including Seasons Estate Advantage (with Earnings Advantage) and investment in an underlying portfolio with total expenses of 3.46%)



(1) If you surrender your contract at the end of the applicable time period and you elect the optional Seasons Estate Advantage (and Earnings Advantage) with the following charge (0.40%):



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $540    $1,613    $2,677     $5,300



(2) If you do not surrender your contract and you elect the optional Seasons Estate Advantage (with Earnings Advantage) with the following charge (0.40%):



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $540    $1,613    $2,677     $5,300


(3) If you annuitize your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $501    $1,503    $2,504     $5,007



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% and investment in an underlying portfolio with total expenses of 1.11%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $269     $826     $1,410     $2,993


(2) If you do not surrender your contract and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $269     $826     $1,410     $2,993


(3) If you annuitize your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $269     $826     $1,410     $2,993


                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. Additional information on the portfolio company fees can be found in the accompanying Trust prospectus.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.
3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered.
4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE SEASONS ADVISOR(II) VARIABLE ANNUITY

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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.


This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making payments to you out of the money accumulated in your contract.



The contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which We call Variable Portfolios. The Variable Portfolios have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. The contract may offer fixed account options for varying time periods.



The Contract also offers fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in your contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.



For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.



AIG SunAmerica Life issues the Seasons Advisor(II) Variable Annuity. When you purchase a Seasons Advisor(II) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Advisor(II) may not currently be available in all states. Please check with your financial advisor regarding availability in your state.



This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial advisor prior to purchase.

PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY

--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.


This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.



                                                               MINIMUM SUBSEQUENT
                                               MINIMUM         PURCHASE PAYMENT--
                       MINIMUM INITIAL        SUBSEQUENT       AUTOMATIC PAYMENT
                       PURCHASE PAYMENT    PURCHASE PAYMENT           PLAN
                       ----------------    ----------------    ------------------
Qualified............      $10,000               $500                 $100
Non-qualified........      $10,000               $500                 $100



We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time. Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.



In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to Us that the minimum distribution required by the federal tax code is being made. In addition, We may not issue a contract to anyone age 86 or older. Seasons Estate Advantage is not available to you if you are age 81 or older at the time of contract issue.


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed accounts and Variable Portfolios according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to the last Purchase Payment allocation instructions provided by you. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.



In order to issue your contract, We must receive your completed application and/or, Purchase Payment allocation instructions and any other required paper work at Our Annuity Service Center. We allocate your initial Purchase Payment within two business days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you or your financial advisor. If We do not have the information necessary to issue your contract within 5 business days We will:


     -  Send your money back to you; or

     - Ask your permission to keep your money until We get the information necessary to issue the contract.

ACCUMULATION UNITS


The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolios you select. In order to keep track of the value of your contract, We use a unit of measure called an Accumulation Unit. During the Income Phase, We call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We base the number of units you receive on the unit value of the variable investment option as of the date We receive your money, if We receive it before 1:00 p.m. Pacific Time ("PT") and on the next day's unit value if We receive your money after 1:00 p.m. PT. We do this by:



     1. determining the total value of money invested in a particular Variable Portfolio;


     2. subtracting from that amount any asset-based charges and any other charges such as taxes We have deducted; and

     3.  dividing this amount by the number of outstanding Accumulation Units.


     EXAMPLE:


     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus Growth Portfolio.

FREE LOOK


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally, We will refund to you the value of your contract on the day We receive your request.

Certain states require Us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Cash Management investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Cash Management investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, We allocate your money according to your instructions.

EXCHANGE OFFERS


From time to time, We may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an Exchange Offer will be made in accordance with the applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.



INVESTMENT OPTIONS

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The contract offers Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities.


VARIABLE INVESTMENT OPTIONS


Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. AIG SunAmerica Asset Management Corporation ("AIG SAAMCo"), an affiliate of AIG SunAmerica Life, manages

Seasons Series Trust. AIG SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.



YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH ACCOMPANIES THIS PROSPECTUS HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.


THE PORTFOLIOS


The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers; one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.



The contract also currently offers Focused Portfolios. Each multi-managed Focused Portfolio offers you at least three different professional managers, and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.



Each underlying PORTFOLIO and the respective managers are:



                                                                                                FOCUSED
                                      SELECT PORTFOLIOS                                         PORTFOLIOS
LARGE CAP GROWTH                MID CAP GROWTH                  INTERNATIONAL EQUITY            FOCUS GROWTH
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.     Fred Alger Management,
Goldman Sachs Asset Management  T. Rowe Price Associates, Inc.  Goldman Sachs Asset             Inc.
L.P.                            Wellington Management Company,  Management-International        Marsico Capital
Janus Capital Management LLC    LLP                             Lord, Abbett & Co. L.L.C.       Management, LLC
                                                                                                Solomon Brothers Asset
LARGE CAP COMPOSITE             MID CAP VALUE                   DIVERSIFIED FIXED INCOME        Management Inc.
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.
AIG SunAmerica Asset            Goldman Sachs Asset             AIG SunAmerica Asset            FOCUS GROWTH & INCOME
Management Corp.                Management, L.P.                Management Corp.                Harris Associates L.P.
T. Rowe Price Associates, Inc.  Lord, Abbett & Co. L.L.C.       Wellington Management Company,  Marsico Capital
                                                                LLP                             Management, LLC
LARGE CAP VALUE                 SMALL CAP                                                       J.P. Morgan Investment
AIG Global Investment Corp.     AIG Global Investment Corp.     CASH MANAGEMENT                 Management Inc.
T. Rowe Price Associates, Inc.  Lord Abbett & Co. L.L.C.        AIG SunAmerica Asset
Wellington Management Company,  AIG SunAmerica Asset            Management Corp.                FOCUS VALUE
LLP                             Management Corp.                                                American Century
                                                                                                Investment Management
                                                                                                Inc.
                                                                                                Third Avenue
                                                                                                Management LLC
                                                                                                J.P. Morgan Investment
                                                                                                Management Inc.

                                                                                                FOCUS TECHNET
                                                                                                AIG SunAmerica Asset
                                                                                                Management Corp.
                                                                                                Dresdner RCM Global
                                                                                                Investors LLC

PORTFOLIO OPERATION


Each PORTFOLIO is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, the Purchase Payments received for allocation to each PORTFOLIO will be allocated equally among the three managers for that PORTFOLIO. Each quarter AIG SAAMCo will evaluate the asset allocation between the three managers of each PORTFOLIO. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing PORTFOLIO assets will not be rebalanced. However, We reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the PORTFOLIO.



THE SEASONS STRATEGIES



The contract offers four multi-manager variable investment Seasons Strategies, each with a different investment objective. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.



Each Seasons Strategy invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the Seasons Strategy.



The underlying investment portfolios of Seasons Series Trust in which the Seasons Strategies invest include the Asset Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").



The Asset Allocation: Diversified Growth Portfolio is managed by Putnam Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price Associates, Inc. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus Capital Management LLC., a balanced component managed by AIG SunAmerica Asset Management Corp. and a fixed income component managed by Wellington Management Company, LLP. The Growth Seasons Strategy and the Moderate Growth Seasons Strategy also have an aggressive growth component which AIG SunAmerica Asset Management Corp. manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.



Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each Seasons Strategy initially has a neutral asset allocation mix of stocks, bonds and cash.



SEASONS STRATEGY REBALANCING



Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each Seasons Strategy with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each Seasons Strategy. The pie charts on the following pages demonstrate:



     -  the neutral asset allocation mix for each Seasons Strategy; and



     -  the percentage allocation in which each Seasons Strategy invests.



On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the next pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any Seasons Strategy more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such Seasons Strategy. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
      GOAL: Long-term growth of capital, allocating its                GOAL: Growth of capital through investments in equities,
  assets primarily to stocks. This Strategy may be best            with a secondary objective of conservation of principal by
  suited for those with longer periods to invest.                  allocating more of its assets to bonds than the Growth
                                                                   Strategy. This Strategy may be best suited for those nearing
  Target Asset Allocation:                                         retirement years but still earning income.
      Stocks 80%            Bonds 15%            Cash 5%           Target Asset Allocation:
  [GROWTH STRATEGY PIE CHART]                                          Stocks 70%             Bonds 25%             Cash 5%
                                                                   [MODERATE GROWTH PIE CHART]




BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
      GOAL: Focuses on conservation of principal by                    GOAL: Capital preservation while maintaining some
  investing in a more balanced weighting of stocks and             potential for growth over the long term. This Strategy may
  bonds, with a secondary objective of seeking a high total        be best suited for those with lower investment risk
  return. This Strategy may be best suited for those               tolerance.
  approaching retirement and with less tolerance for
  investment risk.                                                 Target Asset Allocation:
  Target Asset Allocation:                                             Stocks 42%             Bonds 53%             Cash 5%
      Stocks 55%            Bonds 40%            Cash 5%           [CONSERVATIVE GROWTH STRATEGY PIE CHART]
  [BALANCED GROWTH PIE CHART]

FIXED INVESTMENT OPTIONS


Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.



There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:



- Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.



- Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.



- Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.



When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if We are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM below for more details.



If available, you may systematically transfer interest earned in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by Us. If available, these systematic transfers will not count toward the 15 free transfers per contract year. You may change or terminate these systematic transfers by contacting Our Annuity Service Center. Check with your financial representative regarding the current availability of this service.



DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the DCAFAs, if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that We make available at any time, unless state law requires Us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.



TRANSFERS DURING THE ACCUMULATION PHASE



During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. Funds already in your contract cannot be transferred into the DCAFAs. You must transfer at least

$100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.



Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIG SunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year.



We may accept transfer requests by telephone or the Internet unless you tell Us not to on your contract application. When receiving instructions over the telephone or the Internet, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized fraudulent instructions.



This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



Any transfer request in excess of 12 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day We receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. P.T. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.



Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneous with the original transfer request.



Regardless of the number of transfers you have made, We will monitor and, upon written notification, may terminate your transfer privileges if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors We will consider include:



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the number of transfers completed in the current calendar quarter; or



     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



DOLLAR COST AVERAGING PROGRAM



The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or DCAFAs (source account) to any other Variable Portfolio (target account). Transfers may occur on certain periodic schedules such as monthly or weekly and count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying Us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Currently, there is no fee for participating in the DCA program.

We may offer DCAFAs exclusively to facilitate the DCA program for a specified time period. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into the DCAFAs. If you allocate new Purchase Payments into a DCAFA, We transfer all your money into the Variable Portfolios over the selected time period. You cannot change the option once selected.



You may terminate the DCA program at any time. If money remains in the DCAFAs, We transfer the remaining money according to your instructions or to your current allocation on file. Upon termination of the DCA program, if money remains in the DCA fixed accounts, We transfer the remaining money to the same target account(s) as previously designated, unless We receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



We reserve the right to modify, suspend or terminate this program at any time.



     EXAMPLE:



     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Mid-Cap Value Select Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:



  QUARTER    ACCUMULATION UNIT    UNITS PURCHASED
  -------    -----------------    ---------------
     1            $ 7.50                100
     2            $ 5.00                150
     3            $10.00                 75
     4            $ 7.50                100
     5            $ 5.00                150
     6            $ 7.50                100


     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM


Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Currently there is no charge for participating in the Asset Allocation Rebalancing Program. We reserve the right to modify, suspend or terminate this program at any time.


VOTING RIGHTS


AIG SunAmerica Life is the legal owner of the Seasons Series Trust shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION


We may amend your contract due to changes to the investment variable portfolios offered under your contract. For example, we may offer new portfolios, delete portfolios, or stop accepting allocations and/or investments in a particular portfolio. We may move assets and re-direct future premium allocations from one portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new investment variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your portfolio choices.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

     -  by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.



If you withdraw your entire contract value, We may also deduct any applicable premium taxes. SEE EXPENSES BELOW. We return your contract value less any applicable fees and charges.



The minimum partial withdrawal amount is $1,000. We require that the amount left in any Variable Portfolios or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolios and the fixed investment options in which your contract is invested.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. There is no additional charge for participating in this program.



The program may not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.


MINIMUM CONTRACT VALUE

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW for a more detailed explanation.


DEATH BENEFIT
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.


The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS BELOW.


You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until We record the change.


We calculate and pay the death benefit when We receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to Us.



The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income payment. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION BELOW. If the Beneficiary does not elect a specific form of pay out within 60 days of Our receipt of all required paperwork and satisfactory proof of death, We pay a lump sum death benefit to the Beneficiary.


If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.


This contract provides three death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, and Seasons Estate Advantage which offers a choice between two optional enhanced death benefits. If you chose the Season Estate Advantage death benefit you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.


The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:


     1. Net Purchase Payments, plus any Purchase Payments recorded after the date of death; all reduced by any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.


     2. the contract value on the date We receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death.


SEASONS ESTATE ADVANTAGE DEATH BENEFIT(S)



For an additional fee, you may elect one of the Seasons Estate Advantage death benefits which can provide greater protection for your beneficiaries. You must chose between Option 1 and Option 2 at the time you purchase your contract and you cannot change your election at any time. The Seasons Estate Advantage death benefit is not available if you are age 81 or older at the time of contract issue. The fee for Seasons Estate Advantage death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



OPTION 1 - 5% ACCUMULATION OPTION --



  THE DEATH BENEFIT IS THE GREATER OF:



     a. the contract value on the date We receive all required paperwork and satisfactory proof of death; or


     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.



         If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Seasons Estate Advantage. This option may not be available in your state. Check with your investment representative regarding availability.



OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION --



  THE DEATH BENEFIT IS THE GREATEST OF:



     a.  Net Purchase Payments; or


     b. the contract value on the date We receive all required paperwork and satisfactory proof of death; or


     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



       If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value on the date We receive all required paperwork and satisfactory proof of death. Thus, you will not receive the advantage of the Maximum Anniversary Value option if you are over age 80 at the time of contract issue or if you are 90 or older at the time of your death. This option may not be available in your state. Check with your investment representative regarding availability.



EARNINGS ADVANTAGE



The Earnings Advantage benefit may increase the Seasons Estate Advantage death benefit amount. In order to elect Earnings Advantage, you must also elect Seasons Estate Advantage described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select Seasons Estate Advantage but, once elected, generally it cannot be terminated. Further, if you elect both Seasons Estate Advantage and Earnings Advantage, the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



With the Earnings Advantage benefit, if you have earnings in your contract at the time of death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Amount"), to the death benefit payable.


The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:


                                    EARNINGS ADVANTAGE              MAXIMUM
  CONTRACT YEAR OF DEATH                PERCENTAGE       EARNINGS ADVANTAGE PERCENTAGE
  Years 0-4                          25% of earnings     25% of Net Purchase Payments
  Years 5-9                          40% of earnings     40% of Net Purchase Payments*
  Years 10+                          50% of earnings     50% of Net Purchase Payments*



        * Purchase Payments received after the 5th Contract anniversary must have been in the Contract for at least six full months at the time of your death to be included as part of Net Purchase Payments for the purposes of the Maximum Earnings Advantage calculation.



        Seasons Estate Advantage may not be available in your state.



What is the Contract Year of Death?


Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.


What is the Earnings Advantage Percentage Amount?


We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract on the date of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where


     (1)  equals the contract value on the date of death; and



     (2)  equals Net Purchase Payments.



What is the Maximum Earnings Advantage?


The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.

The Earnings Advantage benefit will only be paid if your date of death is prior to the latest Annuity Date.

We reserve the right to modify, suspend or terminate these death benefit features (in their entirety or any component) at any time for prospectively issued contracts.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.


Upon continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to Us ("Continuation Date"). If a Continuation Contribution is added to the contract value, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If a Continuation Contribution is not made, the age of the Continuing Spouse at contract issue is used to determine amounts and availability of death benefits. SEE APPENDIX A FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATION FOLLOWING A SPOUSAL CONTINUATION. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix A. To the extent the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Seasons Estate Advantage and the available death benefit will be the Standard Death Benefit. The Continuing Spouse cannot elect to continue Earnings Advantage without also continuing the Seasons Estate Advantage. We will terminate the Seasons Estate Advantage if the Continuing Spouse is age 81 or older on the Continuation Date if a Continuation Contribution is added to the contract value, and the available death benefit will be the Standard Death Benefit. If Seasons Estate Advantage is continued and the Continuing Spouse dies after the latest Annuity Date, and the 5% Accumulation option was selected, the death benefit will be the Standard Death Benefit. If the Maximum Anniversary value option was selected and the Continuing Spouse lives to age 90 or older, the death benefit will be the contract value. However, if death occurs before the latest annuity date, the Continuing Spouse will still benefit from the Earnings Advantage.



Generally, the age of the Continuing Spouse on the Continuation Date (if any Continuation Contribution has been made) and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If no Continuation Contribution has been made to the contract on the Continuation Date, the age of the spouse on the date of the original contract issue will be used to determine any age-driven benefits. SEE APPENDIX B FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



EXPENSES

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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. The investment charges under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.



SEPARATE ACCOUNT CHARGES



The Company deducts a mortality and expense risk charge in the amount of 1.55%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and provide a death benefit. The expense risk assumed by the Company is that costs of distributing and administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


If these charges do not cover all of the expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.



INVESTMENT PORTFOLIO CHARGES



Investment Management Fees



Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolios for the advisory and other expenses of the portfolios. SEE FEE TABLES ABOVE.


SERVICE FEES


Portfolio shares are all subject to fees imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. This service fee of 0.25% (also known as a 12b-1 fee) is used generally to pay financial intermediaries for services provided over the life of the contract. SEE FEE TABLE ABOVE.



FOR MORE DETAILED INFORMATION ON THESE INVESTMENT PORTFOLIO CHARGES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST, ATTACHED.


TRANSFER FEE


Generally, We currently allow 15 free transfers per contract year. We charge you $25 for each additional transfer in any contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.


SEASONS ESTATE ADVANTAGE FEE

Please see page 5 of this prospectus for additional information regarding the Seasons Estate Advantage fee.

SEASONS EARNINGS ADVANTAGE FEE

Please see page 5 of this prospectus for additional information regarding the Seasons Earnings Advantage fee.

PREMIUM TAX


Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0.0% to 3.5%. We deduct these premium tax charges from your contract when applicable. Currently We deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.


AIG SunAmerica Life may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.


We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.


INCOME OPTIONS

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ANNUITY DATE


During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the specified Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact Our Annuity Service Center for more information.


Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity Date.) Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


INCOME OPTIONS


Currently, this Contract offers five Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.



We base Our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.



OPTION 1--LIFE INCOME ANNUITY


This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.


OPTION 2--JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.


OPTION 3--JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4--LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN


This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.


OPTION 5--INCOME FOR A SPECIFIED PERIOD


This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct Us to send you a check or to have the payments direct deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, We may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS


You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolios in which you invest.


INCOME PAYMENTS

Your income payments will vary after the Annuity-date depending on four factors:

     - for life options, your age when payments begin and in most states if a non-qualified contract, your gender,


     -  the value of your contract in the Variable Portfolios on the Annuity
        Date,


     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;


     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.



The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.


TRANSFERS DURING THE INCOME PHASE


During the Income Phase, one (1) transfer per month is permitted among the Variable Portfolios. No other transfers are allowed during the Income Phase.


DEFERMENT OF PAYMENTS


We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also "Access to your Money" above for a discussion of when payments from the Variable Portfolios may be suspended or postponed.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.


TAXES

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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. RECENT TAX LEGISLATION INCLUDED MANY CHANGES THAT COULD AFFECT THE TAXATION OF INVESTMENT INCOME. YOU MAY WISH TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of Our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to Our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A trust or corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying portfolios' management monitors the portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life, would be considered the owner of the shares of the portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract, could be treated as the owner of the underlying portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE

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From time to time We will advertise the performance of the Variable Portfolios. Any such performance results are based on historical earnings and are not intended to indicate future performance.



We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.



We may show performance of each Variable Portfolios in comparison to various appropriate indices and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").


Please see the Statement of Additional Information, available upon request, for more information regarding the methods used to calculate performance data.


AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of Our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.



OTHER INFORMATION

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AIG SUNAMERICA LIFE



AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.



AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and AIG Advisor Group, Inc. (comprising six wholly owned broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.


THE SEPARATE ACCOUNT


AIG SunAmerica Life originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.


THE GENERAL ACCOUNT


Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 2.00% of your Purchase Payments. We may also pay an annual trail commission of up to 1.40% payable quarterly starting as early as the second contract year. We do not expect the total commissions to exceed 7% of your Purchase Payments. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.


From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers which may or may not be Our affiliates and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by Us. Promotional incentives may change at any time.



AIG SunAmerica Capital Services, Inc., Harborside Financial Plaza, 3200 Plaza 5, Jersey City, NJ 07311 distributes the contracts. AIG SunAmerica Capital Services is an affiliate of AIG SunAmerica Life, and is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.


No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact Our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets nor are they with respect to the assets of the Separate Account.


OWNERSHIP


The Seasons Advisor(II) Variable Annuity is an allocated fixed and variable group annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, an individual fixed and variable annuity contract may be available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the individual owner.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION


Separate Account............................................    3
General Account.............................................    3
Performance Data............................................    4
Annuity Payments............................................    7
Annuity Unit Values.........................................    7
Taxes.......................................................   10
Distribution of Contracts...................................   17

APPENDIX A--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Standard Death Benefit is applicable upon the Continuing Spouse's death, We will pay the beneficiary the greater of:

     1. Continuation Net Purchase Payments until the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the date of death of the Continuing Spouse; and reduced for any withdrawals recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. The contract value on the date We receive all required paperwork and satisfactory proof of death.


SEASONS ESTATE ADVANTAGE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH



If Seasons Estate Advantage is applicable upon the Continuing Spouse's death, We will pay the Beneficiary the applicable death benefit under Option 1 or 2.



OPTION 1 - 5% ACCUMULATION:



I. If the 5% Accumulation Option is selected and a Continuation Contribution was made the death benefit is the greater of:



        a. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.



II. If 5% Accumulation Option is selected and no Continuation Contribution was made:



        a. The contract value on the date We receive all required paperwork and satisfactory proof of Continuing Spouse's death; or



        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.



If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:



III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greatest of:



        a.   Continuation Net Purchase Payments; or



        b. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greatest of:



        a.   Net Purchase Payments; or



        b. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time We receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage. However, the Continuing Spouse's beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.



EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:



The Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.



The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:



------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE          MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
------------------------------------------------------------------------------------------
 Years 0 - 4               25% of earnings    25% of Continuation Net Purchase Payments
------------------------------------------------------------------------------------------
 Years 5 - 9               40% of earnings    40% of Continuation Net Purchase Payments*
------------------------------------------------------------------------------------------
 Years 10+                 50% of earnings    50% of Continuation Net Purchase Payments*
------------------------------------------------------------------------------------------



        * Purchase Payments received after the 5th contract anniversary must remain in the contract for at least six full months at the time of your death to be included as part of Continuation Net Purchase Payments for purposes of the Maximum Earnings Advantage calculation.

What is the Contract Year of Death?


Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.



What is the Earnings Advantage amount?


We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where



     (1) equals the contract value on the Continuing Spouse's date of death;



     (2) equals the Continuation Net Purchase Payment(s).



What is the Maximum Earnings Advantage amount?


The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.



The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX B - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                         STRATEGIES                            INCEPTION TO 4/30/03
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    12.308
                                                                (b)    12.308
  Ending AUV................................................    (a)    12.813
                                                                (b)    12.565
  Ending Number of AUs......................................    (a)       290
                                                                (b)         8
------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    12.319
                                                                (b)    12.319
  Ending AUV................................................    (a)    12.820
                                                                (b)    12.576
  Ending Number of AUs......................................    (a)       874
                                                                (b)         8
------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    12.364
                                                                (b)    12.364
  Ending AUV................................................    (a)    12.839
                                                                (b)    12.679
  Ending Number of AUs......................................    (a)    17,239
                                                                (b)     9,352
------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    12.623
                                                                (b)    12.623
  Ending AUV................................................    (a)    13.132
                                                                (b)    12.880
  Ending Number of AUs......................................    (a)     1,694
                                                                (b)         8
------------------------------------------------------------------------------------




         AUV-Accumulation Unit Value




         AU-Accumulation Units




         (a) Without election of Estate Advantage





         (b) With election of Estate Advantage

                     FOCUSED PORTFOLIOS                        INCEPTION TO 4/30/03
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Focus Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     5.332
                                                                (b)     5.332
  Ending AUV................................................    (a)     5.591
                                                                (b)     5.492
  Ending Number of AUs......................................    (a)        19
                                                                (b)        19
------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     6.971
                                                                (b)     6.971
  Ending AUV................................................    (a)     7.473
                                                                (b)     7.343
  Ending Number of AUs......................................    (a)     9,721
                                                                (b)        15
------------------------------------------------------------------------------------
Focus Value (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     8.438
                                                                (b)     8.438
  Ending AUV................................................    (a)     9.367
                                                                (b)     9.227
  Ending Number of AUs......................................    (a)     1,339
                                                                (b)        12
------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     2.414
                                                                (b)     2.414
  Ending AUV................................................    (a)     2.808
                                                                (b)     2.769
  Ending Number of AUs......................................    (a)        43
                                                                (b)        42
------------------------------------------------------------------------------------




         AUV-Accumulation Unit Value




         AU-Accumulation Units




         (a) Without election of Estate Advantage





         (b) With election of Estate Advantage

                     SELECT PORTFOLIOS                         INCEPTION TO 4/30/03
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     6.583
                                                                (b)     6.583
  Ending AUV................................................    (a)     6.815
                                                                (b)     6.726
  Ending Number of AUs......................................    (a)     3,638
                                                                (b)     3,614
------------------------------------------------------------------------------------
Large-Cap Composite (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     7.195
                                                                (b)     7.195
  Ending AUV................................................    (a)     7.455
                                                                (b)     7.328
  Ending Number of AUs......................................    (a)       281
                                                                (b)        14
------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     8.760
                                                                (b)     8.760
  Ending AUV................................................    (a)     9.217
                                                                (b)     9.102
  Ending Number of AUs......................................    (a)     2,728
                                                                (b)     2,691
------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     9.521
                                                                (b)     9.521
  Ending AUV................................................    (a)    10.282
                                                                (b)    10.144
  Ending Number of AUs......................................    (a)     3,501
                                                                (b)       688
------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    11.872
                                                                (b)    11.872
  Ending AUV................................................    (a)    12.418
                                                                (b)    12.206
  Ending Number of AUs......................................    (a)     3,525
                                                                (b)         9
------------------------------------------------------------------------------------
Small-Cap (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     7.663
                                                                (b)     7.663
  Ending AUV................................................    (a)     8.127
                                                                (b)     7.996
  Ending Number of AUs......................................    (a)     3,095
                                                                (b)        13
------------------------------------------------------------------------------------
International Equity (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)     5.883
                                                                (b)     5.883
  Ending AUV................................................    (a)     5.824
                                                                (b)     5.760
  Ending Number of AUs......................................    (a)     8,801
                                                                (b)     1,344
------------------------------------------------------------------------------------




         AUV-Accumulation Unit Value




         AU-Accumulation Units




         (a) Without election of Estate Advantage





         (b) With election of Estate Advantage

                     SELECT PORTFOLIOS                         INCEPTION TO 4/30/03
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    11.163
                                                                (b)    11.163
  Ending AUV................................................    (a)    11.416
                                                                (b)    11.402
  Ending Number of AUs......................................    (a)    96,751
                                                                (b)    18,070
------------------------------------------------------------------------------------
Cash Management (Inception Date: 11/11/02)
  Beginning AUV.............................................    (a)    10.819
                                                                (b)    10.819
  Ending AUV................................................    (a)    10.749
                                                                (b)    10.736
  Ending Number of AUs......................................    (a)       275
                                                                (b)    17,724
------------------------------------------------------------------------------------




         AUV-Accumulation Unit Value




         AU-Accumulation Units




         (a) Without election of Estate Advantage





         (b) With election of Estate Advantage

--------------------------------------------------------------------------------


 Please forward a copy (without charge) to the Seasons Advisor(II) Variable Annuity Statement of Additional Information to:



              (Please print or type and fill in all information.)


       ------------------------------------------------------------------

         Name


       ------------------------------------------------------------------

         Address


       ------------------------------------------------------------------

         City/State/Zip


       ------------------------------------------------------------------

       Date: ____________  Signed:



 Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

           FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY
                         VARIABLE ANNUITY ACCOUNT FIVE
          (PORTION RELATING TO THE SEASONS ADVISOR II VARIABLE ANNUITY)
                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 29, 2003, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 29, 2003.

                                TABLE OF CONTENTS

Separate Account.......................................     3
General Account........................................     3
Performance Data.......................................     4
Annuity Payments.......................................     7
Annuity Unit Values....................................     7
Taxes..................................................    10
Distribution of Contracts .............................    15

                                SEPARATE ACCOUNT

Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolios invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by separate account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 6-month or 1-year DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS (including the Cash Management Portfolio), FOCUSED PORTFOLIOS and STRATEGIES from the inception of the Separate Account. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolios is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolios made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.)

CASH MANAGEMENT PORTFOLIO


Inception of the Cash Management portfolio occurred on March 26, 1999. The annualized current yield and effective yield for the Cash Management Portfolio for the seven day period ended April 30, 2003, were -1.12% and -1.11%, respectively.


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                       Base Period Return = (EV - SV)/(SV)

      where:

       SV = value of one Accumulation Unit at the start of a 7 day period

       EV = value of one Accumulation Unit at the end of the 7 day period

The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1) TO THE POWER OF (365/7 - 1)]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Portfolios of the separate account compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                        P (1 + T) TO THE POWER OF n = ERV

   where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

 ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of recurring charges. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds five other contracts (Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite) which have been in existence longer than the Seasons Advisor II Variable Annuity. The STRATEGIES in Seasons Advisor II are also available in the Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite contracts and have been since April 15, 1997. The SELECT PORTFOLIOS have been available since March 1, 1999 and the FOCUSED PORTFOLIOS since July 5, 2000 in the Seasons Select contract. The one year and since inception numbers for the STRATEGIES and PORTFOLIOS are based on Seasons Advisor historical data (which is adjusted for the fees and charges applicable to Seasons Advisor II) and represent adjusted actual performance of the separate account.

                            STANDARDIZED PERFORMANCE



   TOTAL ANNUAL RETURN (WITH REDEMPTION) FOR THE PERIOD ENDING APRIL 30, 2003



                                                                          Since Variable
                            Variable Portfolio(1)   1 Year      5 Year      Portfolio
                               Inception Date       Return      Return      Inception
                               --------------       ------      ------      ---------
STRATEGIES

Growth.....................        4/15/97           -11.65%     -1.14%         3.70%
Moderate Growth............        4/15/97            -9.54%     -0.39%         3.88%
Balanced Growth............        4/15/97            -6.15%      0.23%         3.93%
Conservative Growth........        4/15/97            -3.04%      1.12%         4.13%




                                                                          Since Variable
                            Variable Portfolio(1)   1 Year      5 Year      Portfolio
                               Inception Date       Return      Return      Inception
                               --------------       ------      ------      ---------
SELECT PORTFOLIOS
-----------------

Large Cap Growth...........       3/1/99             -14.31%       N/A         -9.09%
Large Cap Composite........       3/1/99             -16.11%       N/A         -7.12%
Large Cap Value............       3/1/99             -16.57%       N/A         -1.66%
Mid Cap Growth.............       3/1/99             -16.16%       N/A          0.26%
Mid Cap Value..............       3/1/99             -15.98%       N/A          6.49%
Small Cap..................       3/1/99             -22.72%       N/A         -5.23%
International Equity.......       3/1/99             -25.14%       N/A        -12.43%
Diversified Fixed Income...      3/10/99               7.17%       N/A          3.59%

FOCUSED PORTFOLIOS
-------------------

Focus Growth...............      07/07/00            -15.23%       N/A        -18.94%
Focus Growth and Income....      12/29/00            -12.68%       N/A        -13.62%
Focus Value................       10/4/01            -12.47%       N/A         -3.95%
Focus TechNet..............      12/29/00            -15.12%       N/A        -39.52%



   TOTAL ANNUAL RETURN (WITHOUT REDEMPTION) FOR PERIOD ENDING APRIL 30, 2003




                                                                          Since Variable
                            Variable Portfolio(1)   1 Year      5 Year      Portfolio
                               Inception Date       Return      Return      Inception
                               --------------       ------      ------      ---------
STRATEGIES

Growth.....................        4/15/97           -11.65%     -1.14%         3.70%
Moderate Growth............        4/15/97            -9.54%     -0.39%         3.88%
Balanced Growth............        4/15/97            -6.15%      0.23%         3.93%
Conservative Growth........        4/15/97            -3.04%      1.12%         4.13%




                                                                          Since Variable
                            Variable Portfolio(1)   1 Year      5 Year      Portfolio
                               Inception Date       Return      Return      Inception
                               --------------       ------      ------      ---------
SELECT PORTFOLIOS
-----------------

Large Cap Growth...........       3/1/99             -14.31%       N/A         -9.09%
Large Cap Composite........       3/1/99             -16.11%       N/A         -7.12%
Large Cap Value............       3/1/99             -16.57%       N/A         -1.66%
Mid Cap Growth.............       3/1/99             -16.16%       N/A          0.26%
Mid Cap Value..............       3/1/99             -15.98%       N/A          6.49%
Small Cap..................       3/1/99             -22.72%       N/A         -5.23%
International Equity.......       3/1/99             -25.14%       N/A        -12.43%
Diversified Fixed Income...      3/10/99               7.17%       N/A          3.59%

FOCUSED PORTFOLIOS
-------------------

Focus Growth...............      07/07/00            -15.23%       N/A        -18.94%
Focus Growth and Income....      12/29/00            -12.68%       N/A        -13.62%
Focus Value................       10/4/01            -12.47%       N/A         -3.95%
Focus TechNet..............      12/29/00            -15.12%       N/A        -39.52%


These rates of return do not reflect election of the optional Seasons Estate Advantage and/or Earnings Advantage. The rates of return would be lower if this optional feature were included in the calculations.

--------

(1) This represents the date the Variable Portfolio become available in the Separate Account.

                                ANNUITY PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolios. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolios exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolios will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolios, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolios for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolios determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolios determined as of the end of the preceding month.

The NIF for a Variable Portfolios for a given month is a measure of the net investment performance of the Variable Portfolios from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases) respectively in the value of the shares of the underlying investment portfolios in which the Variable Portfolios invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolios from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolios for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolios (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                   1/[(1.035) Exponent (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolios was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolios. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolios on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

            First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolios on the Annuity Date and thus reflects the investment performance of the Variable Portfolios net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolios). The net investment performance of the Variable Portfolios during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NONQUALIFIED CONTRACT

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS OF QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in

2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five at April 30, 2003, and for each of the two years in the period ended April 30, 2003, are contained herein.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2003

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2003

                                    CONTENTS

Report of Independent Auditors .......................................................    1
Statement of Assets and Liabilities ..................................................    2
Schedule of Portfolio Investments ....................................................    8
Statement of Operations ..............................................................    9
Statement of Changes in Net Assets ...................................................   15
Notes to Financial Statements ........................................................   25

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
June 20, 2003

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

                                                                    Moderate     Balanced     Conservative   Large Cap
                                                       Growth        Growth       Growth        Growth        Growth
                                                      Strategy      Strategy     Strategy       Strategy     Portfolio
                                                      (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                    --------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $107,107,897  $118,653,181  $ 95,672,898  $ 74,525,952  $ 13,238,748

Liabilities                                                    0             0             0             0             0
                                                    --------------------------------------------------------------------

                                                    $107,107,897  $118,653,181  $ 95,672,898  $ 74,525,952  $ 13,238,748
                                                    ====================================================================
Net assets:

       Accumulation units                           $106,644,275  $118,128,358  $ 95,368,313  $ 73,918,179  $ 13,234,122

       Contracts in payout (annuitization) period        463,622       524,823       304,585       607,773         4,626
                                                    --------------------------------------------------------------------

            Total net assets                        $107,107,897  $118,653,181  $ 95,672,898  $ 74,525,952  $ 13,238,748
                                                    ====================================================================

Accumulation units outstanding                         8,388,728     9,209,776     7,403,724     5,702,169     1,955,050
                                                    ====================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $104,522,445  $116,336,739  $ 93,502,483  $ 72,916,590  $ 12,150,929
       Accumulation units outstanding                  8,185,269     9,029,123     7,234,961     5,578,436     1,778,572
       Unit value of accumulation units             $      12.77  $      12.88  $      12.92  $      13.07  $       6.83

Contracts with total expenses of 1.52%:
       Net Assets                                   $  2,585,452  $  2,316,442  $  2,170,415  $  1,609,362  $  1,087,819
       Accumulation units outstanding                    203,459       180,653       168,763       123,733       176,478
       Unit value of accumulation units             $      12.71  $      12.82  $      12.86  $      13.01  $       6.16

Contracts with total expenses of 1.55%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

                                                     Large Cap     Large Cap      Mid Cap
                                                     Composite       Value        Growth
                                                     Portfolio     Portfolio     Portfolio
                                                     (Class 1)     (Class 1)     (Class 1)
                                                    ----------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $  4,502,484  $ 11,563,105  $ 11,426,013

Liabilities                                                    0             0             0
                                                    ----------------------------------------

                                                    $  4,502,484  $ 11,563,105  $ 11,426,013
                                                    ========================================
Net assets:

       Accumulation units                           $  4,499,733  $ 11,555,272  $ 11,422,776

       Contracts in payout (annuitization) period          2,751         7,833         3,237
                                                    ----------------------------------------

            Total net assets                        $  4,502,484  $ 11,563,105  $ 11,426,013
                                                    ========================================

Accumulation units outstanding                           604,695     1,223,417     1,117,955
                                                    ========================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $  4,360,228  $ 11,119,602  $ 10,690,999
       Accumulation units outstanding                    583,952     1,174,422     1,039,978
       Unit value of accumulation units             $       7.47  $       9.47  $      10.28

Contracts with total expenses of 1.52%:
       Net Assets                                   $    142,256  $    443,503  $    735,014
       Accumulation units outstanding                     20,743        48,995        77,977
       Unit value of accumulation units             $       6.86  $       9.05  $       9.43

Contracts with total expenses of 1.55%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -

Contracts with total expenses of 1.65%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -

Contracts with total expenses of 1.95%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                      Mid Cap                    International    Diversified      Cash
                                                       Value        Small Cap       Equity       Fixed Income    Management
                                                     Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                    ------------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $ 11,011,900   $  8,656,121   $  5,783,950   $ 17,520,349   $  5,904,008

Liabilities                                                    0              0              0              0              0
                                                    ------------------------------------------------------------------------

                                                    $ 11,011,900   $  8,656,121   $  5,783,950   $ 17,520,349   $  5,904,008
                                                    ========================================================================
Net assets:

       Accumulation units                           $ 10,952,296   $  8,643,876   $  5,778,835   $ 17,520,345   $  5,903,990

       Contracts in payout (annuitization) period         59,604         12,245          5,115              4             18
                                                    ------------------------------------------------------------------------

            Total net assets                        $ 11,011,900   $  8,656,121   $  5,783,950   $ 17,520,349   $  5,904,008
                                                    ========================================================================

Accumulation units outstanding                           834,622      1,068,628        990,752      1,489,314        547,327
                                                    ========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $ 10,532,514   $  8,145,326   $  5,564,069   $ 16,668,654   $  5,544,765
       Accumulation units outstanding                    797,665      1,003,102        950,386      1,415,730        513,839
       Unit value of accumulation units             $      13.20   $       8.12   $       5.85   $      11.77   $      10.79

Contracts with total expenses of 1.52%:
       Net Assets                                   $    479,386   $    510,795   $    219,881   $    851,695   $    359,243
       Accumulation units outstanding                     36,957         65,526         40,366         73,584         33,488
       Unit value of accumulation units             $      12.97   $       7.80   $       5.45   $      11.57   $      10.73

Contracts with total expenses of 1.55%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

                                                         Focus                        Moderate
                                                         Growth        Growth         Growth
                                                        Portfolio     Strategy        Strategy
                                                        (Class 1)     (Class 2)      (Class 2)
                                                      ------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                          $  6,135,879   $105,045,110   $196,419,224

Liabilities                                                      0              0              0
                                                      ------------------------------------------

                                                      $  6,135,879   $105,045,110   $196,419,224
                                                      ==========================================
Net assets:

       Accumulation units                             $  6,135,879   $105,045,110   $196,419,224

       Contracts in payout (annuitization) period                0              0              0
                                                      ------------------------------------------

            Total net assets                          $  6,135,879   $105,045,110   $196,419,224
                                                      ==========================================

Accumulation units outstanding                           1,099,996      8,295,545     15,373,923
                                                      ==========================================

Contracts with total expenses of 1.40%:
       Net Assets                                     $  5,814,594   $ 28,176,426   $ 55,734,266
       Accumulation units outstanding                    1,038,908      2,216,069      4,343,097
       Unit value of accumulation units               $       5.60   $      12.71   $      12.83

Contracts with total expenses of 1.52%:
       Net Assets                                     $    321,285   $          -   $          -
       Accumulation units outstanding                       61,088              -              -
       Unit value of accumulation units               $       5.26   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                     $          -   $  2,623,180   $  4,849,229
       Accumulation units outstanding                            -        204,828        378,604
       Unit value of accumulation units               $          -   $      12.81   $      12.81

Contracts with total expenses of 1.65%:
       Net Assets                                     $          -   $ 72,288,678   $128,985,150
       Accumulation units outstanding                            -      5,721,099     10,114,386
       Unit value of accumulation units               $          -   $      12.64   $      12.75

Contracts with total expenses of 1.70%:
       Net Assets                                     $          -   $    527,500   $  2,124,100
       Accumulation units outstanding                            -         41,281        166,501
       Unit value of accumulation units               $          -   $      12.78   $      12.76

Contracts with total expenses of 1.95%:
       Net Assets                                     $          -   $  1,429,326   $  4,726,479
       Accumulation units outstanding                            -        112,268        371,335
       Unit value of accumulation units               $          -   $      12.73   $      12.73

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                      Balanced     Conservative    Large Cap       Large Cap      Large Cap
                                                       Growth         Growth        Growth        Composite         Value
                                                      Strategy       Strategy      Portfolio       Portfolio      Portfolio
                                                      (Class 2)      (Class 2)     (Class 2)       (Class 2)      (Class 2)
                                                    ------------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796

Liabilities                                                    0              0              0              0              0
                                                    ------------------------------------------------------------------------

                                                    $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796
                                                    ========================================================================
Net assets:

       Accumulation units                           $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796

       Contracts in payout (annuitization) period              0              0              0              0              0
                                                    ------------------------------------------------------------------------

            Total net assets                        $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796
                                                    ========================================================================

Accumulation units outstanding                        14,002,893     11,312,263      6,679,182      2,472,403      6,106,189
                                                    ========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $ 64,246,966   $ 50,664,529   $ 10,773,313   $  5,966,549   $ 14,786,885
       Accumulation units outstanding                  4,992,135      3,892,566      1,582,907        801,850      1,567,516
       Unit value of accumulation units             $      12.87   $      13.02   $       6.81   $       7.44   $       9.43

Contracts with total expenses of 1.52%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                   $  6,126,945   $  5,026,446   $  1,544,930   $    548,027   $  2,159,313
       Accumulation units outstanding                    477,296        383,364        226,901         73,579        234,655
       Unit value of accumulation units             $      12.84   $      13.11   $       6.81   $       7.45   $       9.20

Contracts with total expenses of 1.65%:
       Net Assets                                   $104,089,701   $ 86,328,227   $ 32,186,945   $ 11,549,569   $ 39,293,517
       Accumulation units outstanding                  8,138,037      6,677,871      4,759,504      1,562,051      4,191,773
       Unit value of accumulation units             $      12.79   $      12.93   $       6.76   $       7.39   $       9.37

Contracts with total expenses of 1.70%:
       Net Assets                                   $  2,841,691   $  1,764,713   $    355,211   $    119,708   $    511,224
       Accumulation units outstanding                    222,032        134,998         52,218         16,100         55,661
       Unit value of accumulation units             $      12.80   $      13.07   $       6.80   $       7.44   $       9.18

Contracts with total expenses of 1.95%:
       Net Assets                                   $  2,219,600   $  2,915,410   $    390,125   $    139,645   $    516,857
       Accumulation units outstanding                    173,393        223,464         57,652         18,823         56,584
       Unit value of accumulation units             $      12.80   $      13.05   $       6.77   $       7.42   $       9.13

                                                         Mid Cap        Mid Cap
                                                         Growth          Value        Small Cap
                                                        Portfolio       Portfolio     Portfolio
                                                        (Class 2)       (Class 2)     (Class 2)
                                                       -----------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                           $ 35,910,398   $ 49,036,878   $ 30,985,906

Liabilities                                                       0              0              0
                                                       ------------------------------------------

                                                       $ 35,910,398   $ 49,036,878   $ 30,985,906
                                                       ==========================================
Net assets:

       Accumulation units                              $ 35,910,398   $ 49,036,878   $ 30,985,906

       Contracts in payout (annuitization) period                 0              0              0
                                                       ------------------------------------------

            Total net assets                           $ 35,910,398   $ 49,036,878   $ 30,985,906
                                                       ==========================================

Accumulation units outstanding                            3,521,157      3,753,592      3,845,782
                                                       ==========================================

Contracts with total expenses of 1.40%:
       Net Assets                                      $  8,446,567   $ 13,853,852   $  7,782,917
       Accumulation units outstanding                       824,723      1,052,997        961,897
       Unit value of accumulation units                $      10.24   $      13.16   $       8.09

Contracts with total expenses of 1.52%:
       Net Assets                                      $          -   $          -   $          -
       Accumulation units outstanding                             -              -              -
       Unit value of accumulation units                $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                      $  1,481,859   $  1,271,858   $  1,225,202
       Accumulation units outstanding                       144,167        102,439        150,877
       Unit value of accumulation units                $      10.28   $      12.42   $       8.12

Contracts with total expenses of 1.65%:
       Net Assets                                      $ 25,083,521   $ 32,964,590   $ 21,269,876
       Accumulation units outstanding                     2,464,580      2,521,558      2,645,470
       Unit value of accumulation units                $      10.18   $      13.07   $       8.04

Contracts with total expenses of 1.70%:
       Net Assets                                      $    531,221   $    375,417   $    356,467
       Accumulation units outstanding                        51,807         30,301         43,960
       Unit value of accumulation units                $      10.25   $      12.39   $       8.11

Contracts with total expenses of 1.95%:
       Net Assets                                      $    367,230   $    571,161   $    351,444
       Accumulation units outstanding                        35,880         46,297         43,578
       Unit value of accumulation units                $      10.23   $      12.34   $       8.06

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                   International    Diversified      Cash          Focus        Focus Growth
                                                      Equity       Fixed Income    Management      Growth        and Income
                                                     Portfolio      Portfolio       Portfolio     Portfolio      Portfolio
                                                     (Class 2)      (Class 2)       (Class 2)     (Class 2)      (Class 2)
                                                    ------------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737

Liabilities                                                    0              0              0              0              0
                                                    ------------------------------------------------------------------------

                                                    $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737
                                                    ========================================================================
Net assets:

       Accumulation units                           $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737

       Contracts in payout (annuitization) period              0              0              0              0              0
                                                    ------------------------------------------------------------------------

            Total net assets                        $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737
                                                    ========================================================================

Accumulation units outstanding                         5,179,868     12,205,305      4,668,834      6,602,801      3,072,999
                                                    ========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $ 12,543,560   $ 40,552,421   $ 20,876,126   $ 12,389,030   $  7,109,874
       Accumulation units outstanding                  2,151,847      3,456,342      1,941,412      2,221,909        952,184
       Unit value of accumulation units             $       5.83   $      11.73   $      10.75   $       5.58   $       7.47

Contracts with total expenses of 1.52%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                   $  1,582,664   $  4,348,442   $  3,071,932   $  1,233,582   $    850,992
       Accumulation units outstanding                    271,634        380,308        285,550        220,869        113,993
       Unit value of accumulation units             $       5.83   $      11.43   $      10.76   $       5.59   $       7.47

Contracts with total expenses of 1.65%:
       Net Assets                                   $ 15,664,475   $ 94,620,644   $ 24,695,478   $ 22,432,970   $ 13,741,310
       Accumulation units outstanding                  2,699,673      8,116,122      2,311,296      4,048,644      1,934,738
       Unit value of accumulation units             $       5.80   $      11.66   $      10.68   $       5.54   $       7.10

Contracts with total expenses of 1.70%:
       Net Assets                                   $    199,953   $    891,517   $    805,450   $    387,114   $    332,540
       Accumulation units outstanding                     34,369         78,013         75,133         69,448         44,677
       Unit value of accumulation units             $       5.82   $      11.43   $      10.72   $       5.57   $       7.44

Contracts with total expenses of 1.95%:
       Net Assets                                   $    130,051   $  1,982,646   $    592,663   $    232,575   $    203,021
       Accumulation units outstanding                     22,345        174,520         55,443         41,931         27,407
       Unit value of accumulation units             $       5.82   $      11.36   $      10.69   $       5.55   $       7.41

                                                       Focus         Focus
                                                       Value         TechNet        Growth
                                                     Portfolio      Portfolio       Strategy
                                                     (Class 2)      (Class 2)       (Class 3)
                                                    ------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $ 21,014,443   $ 10,693,989   $     36,337

Liabilities                                                    0              0              0
                                                    ------------------------------------------

                                                    $ 21,014,443   $ 10,693,989   $     36,337
                                                    ==========================================
Net assets:

       Accumulation units                           $ 21,014,443   $ 10,693,989   $     36,337

       Contracts in payout (annuitization) period              0              0              0
                                                    ------------------------------------------

            Total net assets                        $ 21,014,443   $ 10,693,989   $     36,337
                                                    ==========================================

Accumulation units outstanding                         2,235,185      3,656,127          2,839
                                                    ==========================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $  8,400,637   $  4,516,912   $          -
       Accumulation units outstanding                    891,278      1,612,980              -
       Unit value of accumulation units             $       9.43   $       2.80   $          -

Contracts with total expenses of 1.52%:
       Net Assets                                   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -
       Unit value of accumulation units             $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                   $    969,121   $    373,916   $      3,711
       Accumulation units outstanding                    103,476        133,469            290
       Unit value of accumulation units             $       9.37   $       2.80   $      12.81

Contracts with total expenses of 1.65%:
       Net Assets                                   $ 10,779,642   $  4,926,750   $          -
       Accumulation units outstanding                  1,148,040      1,595,909              -
       Unit value of accumulation units             $       9.39   $       3.09   $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $    398,138   $    706,334   $     32,522
       Accumulation units outstanding                     42,177        252,634          2,541
       Unit value of accumulation units             $       9.44   $       2.80   $      12.80

Contracts with total expenses of 1.95%:
       Net Assets                                   $    466,905   $    170,077   $        104
       Accumulation units outstanding                     50,214         61,135              8
       Unit value of accumulation units             $       9.30   $       2.78   $      12.57

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                      Moderate     Balanced   Conservative  Large Cap    Large Cap    Large Cap
                                                       Growth       Growth       Growth      Growth      Composite      Value
                                                      Strategy     Strategy     Strategy    Portfolio    Portfolio    Portfolio
                                                     (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                     --------------------------------------------------------------------------
Assets:
     Investments in Seasons Series Trust,
          at net asset value                          $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751

Liabilities                                                  0            0            0            0            0            0
                                                      -------------------------------------------------------------------------

                                                      $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751
                                                      =========================================================================
Net assets:

       Accumulation units                             $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751

       Contracts in payout (annuitization) period            0            0            0            0            0            0
                                                      -------------------------------------------------------------------------

            Total net assets                          $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751
                                                      =========================================================================

Accumulation units outstanding                          17,478       32,509        2,500        7,268          309        5,431
                                                      =========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                     $      -     $      -     $      -     $      -     $      -     $      -
       Accumulation units outstanding                        -            -            -            -            -            -
       Unit value of accumulation units               $      -     $      -     $      -     $      -     $      -     $      -

Contracts with total expenses of 1.52%:
       Net Assets                                     $      -     $      -     $      -     $      -     $      -     $      -
       Accumulation units outstanding                        -            -            -            -            -            -
       Unit value of accumulation units               $      -     $      -     $      -     $      -     $      -     $      -

Contracts with total expenses of 1.55%:
       Net Assets                                     $ 11,203     $221,351     $ 22,248     $ 24,793     $  2,089     $ 25,153
       Accumulation units outstanding                      874       17,239        1,694        3,638          281        2,728
       Unit value of accumulation units               $  12.82     $  12.84     $  13.13     $   6.82     $   7.46     $   9.22

Contracts with total expenses of 1.65%:
       Net Assets                                     $      -     $      -     $      -     $      -     $      -     $      -
       Accumulation units outstanding                        -            -            -            -            -            -
       Unit value of accumulation units               $      -     $      -     $      -     $      -     $      -     $      -

Contracts with total expenses of 1.70%:
       Net Assets                                     $212,243     $ 75,839     $ 10,460     $    106     $    106     $    107
       Accumulation units outstanding                   16,596        5,918          798           16           14           12
       Unit value of accumulation units               $  12.79     $  12.82     $  13.10     $   6.81     $   7.45     $   9.18

Contracts with total expenses of 1.95%:
       Net Assets                                     $    104     $118,564     $    104     $ 24,313     $    104     $ 24,491
       Accumulation units outstanding                        8        9,352            8        3,614           14        2,691
       Unit value of accumulation units               $  12.58     $  12.68     $  12.88     $   6.73     $   7.33     $   9.10

                                                        Mid Cap      Mid Cap
                                                        Growth        Value
                                                       Portfolio    Portfolio
                                                       (Class 3)    (Class 3)
                                                       ----------------------
Assets:
   Investments in Seasons Series Trust,
          at net asset value                            $ 43,086     $ 43,996

Liabilities                                                    0            0
                                                        ---------------------

                                                        $ 43,086     $ 43,996
                                                        =====================
Net assets:

       Accumulation units                               $ 43,086     $ 43,996

       Contracts in payout (annuitization) period              0            0
                                                        ---------------------

            Total net assets                            $ 43,086     $ 43,996
                                                        =====================

Accumulation units outstanding                             4,200        3,543
                                                        =====================

Contracts with total expenses of 1.40%:
       Net Assets                                       $      -     $      -
       Accumulation units outstanding                          -            -
       Unit value of accumulation units                 $      -     $      -

Contracts with total expenses of 1.52%:
       Net Assets                                       $      -     $      -
       Accumulation units outstanding                          -            -
       Unit value of accumulation units                 $      -     $      -

Contracts with total expenses of 1.55%:
       Net Assets                                       $ 35,996     $ 43,785
       Accumulation units outstanding                      3,501        3,525
       Unit value of accumulation units                 $  10.28     $  12.42

Contracts with total expenses of 1.65%:
       Net Assets                                       $      -     $      -
       Accumulation units outstanding                          -            -
       Unit value of accumulation units                 $      -     $      -

Contracts with total expenses of 1.70%:
       Net Assets                                       $    110     $    106
       Accumulation units outstanding                         11            9
       Unit value of accumulation units                 $  10.26     $  12.36

Contracts with total expenses of 1.95%:
       Net Assets                                       $  6,980     $    105
       Accumulation units outstanding                        688            9
       Unit value of accumulation units                 $  10.14     $  12.21

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                                  International    Diversified       Cash
                                                    Small Cap        Equity       Fixed Income     Management
                                                    Portfolio      Portfolio       Portfolio       Portfolio
                                                    (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                                    ---------------------------------------------------------
Assets:
   Investments in Seasons Series Trust,
          at net asset value                        $   25,364      $   59,092     $1,727,262     $  248,498

Liabilities                                                  0               0              0              0
                                                    ---------------------------------------------------------

                                                    $   25,364      $   59,092     $1,727,262     $  248,498
                                                    =========================================================
Net assets:

       Accumulation units                           $   25,364      $   59,092     $1,727,262     $  248,498

       Contracts in payout (annuitization) period            0               0              0              0
                                                    ---------------------------------------------------------

            Total net assets                        $   25,364      $   59,092     $1,727,262     $  248,498
                                                    =========================================================

Accumulation units outstanding                           3,121          10,162        151,344         23,143
                                                    =========================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $        -      $        -     $        -     $        -
       Accumulation units outstanding                        -               -              -              -
       Unit value of accumulation units             $        -      $        -     $        -     $        -

Contracts with total expenses of 1.52%:
       Net Assets                                   $        -      $        -     $        -     $        -
       Accumulation units outstanding                        -               -              -              -
       Unit value of accumulation units             $        -      $        -     $        -     $        -

Contracts with total expenses of 1.55%:
       Net Assets                                   $   25,150      $   51,247     $1,104,524     $    2,954
       Accumulation units outstanding                    3,095           8,801         96,751            275
       Unit value of accumulation units             $     8.13      $     5.82     $    11.42     $    10.75

Contracts with total expenses of 1.65%:
       Net Assets                                   $        -      $        -     $        -     $        -
       Accumulation units outstanding                        -               -              -              -
       Unit value of accumulation units             $        -      $        -     $        -     $        -

Contracts with total expenses of 1.70%:
       Net Assets                                   $      108      $      101     $  416,701     $   55,269
       Accumulation units outstanding                       13              17         36,523          5,144
       Unit value of accumulation units             $     8.10      $     5.83     $    11.41     $    10.74

Contracts with total expenses of 1.95%:
       Net Assets                                   $      106      $    7,744     $  206,037     $  190,275
       Accumulation units outstanding                       13           1,344         18,070         17,724
       Unit value of accumulation units             $     8.00      $     5.76     $    11.40     $    10.74

                                                         Focus      Focus Growth       Focus         Focus
                                                        growth       and Income        Value        TechNet
                                                       Portfolio     Portfolio       Portfolio     Portfolio
                                                       (Class 3)     (Class 3)       (Class 3)   (Class 3) (1)
                                                     --------------------------------------------------------
Assets:
   Investments in Seasons Series Trust,
          at net asset value                           $    6,577    $   76,908     $   16,771     $      354

Liabilities                                                     0             0              0              0
                                                     --------------------------------------------------------

                                                       $    6,577    $   76,908     $   16,771     $      354
                                                     ========================================================
Net assets:

       Accumulation units                              $    6,577    $   76,908     $   16,771     $      354

       Contracts in payout (annuitization) period               0             0              0              0
                                                     --------------------------------------------------------

            Total net assets                           $    6,577    $   76,908     $   16,771     $      354
                                                     ========================================================

Accumulation units outstanding                              1,179        10,294          1,793            127
                                                     ========================================================

Contracts with total expenses of 1.40%:
       Net Assets                                      $        -    $        -     $        -     $        -
       Accumulation units outstanding                           -             -              -              -
       Unit value of accumulation units                $        -    $        -     $        -     $        -

Contracts with total expenses of 1.52%:
       Net Assets                                      $        -    $        -     $        -     $        -
       Accumulation units outstanding                           -             -              -              -
       Unit value of accumulation units                $        -    $        -     $        -     $        -

Contracts with total expenses of 1.55%:
       Net Assets                                      $      107    $   72,643     $   12,536     $      119
       Accumulation units outstanding                          19         9,721          1,339             43
       Unit value of accumulation units                $     5.59    $     7.47     $     9.37     $     2.81

Contracts with total expenses of 1.65%:
       Net Assets                                      $        -    $        -     $        -     $        -
       Accumulation units outstanding                           -             -              -              -
       Unit value of accumulation units                $        -    $        -     $        -     $        -

Contracts with total expenses of 1.70%:
       Net Assets                                      $    6,365    $    4,158     $    4,123     $      118
       Accumulation units outstanding                       1,141           558            442             42
       Unit value of accumulation units                $     5.58    $     7.45     $     9.32     $     2.79

Contracts with total expenses of 1.95%:
       Net Assets                                      $      105    $      107     $      112     $      117
       Accumulation units outstanding                          19            15             12             42
       Unit value of accumulation units                $     5.49    $     7.34     $     9.23     $     2.77

(1) Retained in Variable Annuity Account Five by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2003

                                                                                      Net Asset Value    Net Asset
Variable Accounts                                                        Shares          Per Share         Value          Cost
-----------------------------------------------------------------------------------------------------------------------------------
SEASONS SERIES TRUST:
       Growth Strategy (Class 1):
            Multi-Managed Growth Portfolio (Class 1)                      5,836,437      $    9.19      $ 53,628,808   $ 87,252,682
            Asset Allocation: Diversified Growth Portfolio (Class 1)      2,967,223           9.00        26,715,100     36,752,824
            Stock Portfolio (Class 1)                                     2,247,881          11.91        26,763,989     35,486,802
                                                                                                        ------------   ------------
                                                                                                         107,107,897    159,492,308
                                                                                                        ------------   ------------
       Moderate Growth Strategy (Class 1):
            Multi-Managed Moderate Growth Portfolio (Class 1)             6,515,888          10.02        65,304,616     90,099,867
            Asset Allocation: Diversified Growth Portfolio (Class 1)      3,289,145           9.00        29,613,496     39,672,984
            Stock Portfolio (Class 1)                                     1,993,485          11.91        23,735,069     29,888,679
                                                                                                        ------------   ------------
                                                                                                         118,653,181    159,661,530
                                                                                                        ------------   ------------
       Balanced Growth Strategy (Class 1):
            Multi-Managed Income/Equity Portfolio (Class 1)               4,847,595          10.86        52,630,608     59,494,816
            Asset Allocation: Diversified Growth Portfolio (Class 1)      2,653,751           9.00        23,892,782     30,207,535
            Stock Portfolio (Class 1)                                     1,608,349          11.91        19,149,508     22,856,626
                                                                                                        ------------   ------------
                                                                                                          95,672,898    112,558,977
                                                                                                        ------------   ------------
       Conservative Growth Strategy (Class 1):
            Multi-Managed Income Portfolio (Class 1)                      3,884,440          11.52        44,741,647     45,014,778
            Asset Allocation: Diversified Growth Portfolio (Class 1)      2,066,168           9.00        18,602,538     22,362,753
            Stock Portfolio (Class 1)                                       939,146          11.91        11,181,767     12,786,699
                                                                                                        ------------   ------------
                                                                                                          74,525,952     80,164,230
                                                                                                        ------------   ------------
       Large Cap Growth Portfolio (Class 1)                               2,059,101           6.43        13,238,748     23,470,899
       Large Cap Composite Portfolio (Class 1)                              609,853           7.38         4,502,484      6,426,751
       Large Cap Value Portfolio (Class 1)                                1,360,410           8.50        11,563,105     14,198,933
       Mid Cap Growth Portfolio (Class 1)                                 1,379,650           8.28        11,426,013     18,101,717
       Mid Cap Value Portfolio (Class 1)                                    973,954          11.31        11,011,900     11,588,232
       Small Cap Portfolio (Class 1)                                      1,331,152           6.50         8,656,121     13,877,889
       International Equity Portfolio (Class 1)                           1,033,001           5.60         5,783,950     10,653,463
       Diversified Fixed Income Portfolio (Class 1)                       1,623,163          10.79        17,520,349     16,250,936
       Cash Management Portfolio (Class 1)                                  544,418          10.84         5,904,008      5,922,807
       Focus Growth Portfolio (Class 1)                                   1,037,174           5.92         6,135,879      8,135,355

       Growth Strategy (Class 2):
            Multi-Managed Growth Portfolio (Class 2)                      5,732,181           9.17        52,585,387     63,050,259
            Asset Allocation: Diversified Growth Portfolio (Class 2)      2,914,257           8.99        26,202,184     30,888,343
            Stock Portfolio (Class 2)                                     2,213,360          11.86        26,257,539     30,835,686
                                                                                                        ------------   ------------
                                                                                                         105,045,110    124,774,288
                                                                                                        ------------   ------------
       Moderate Growth Strategy (Class 2):
            Multi-Managed Moderate Growth Portfolio (Class 2)            10,805,944          10.00       108,087,957    121,483,680
            Asset Allocation: Diversified Growth Portfolio (Class 2)      5,453,040           8.99        49,028,467     56,761,335
            Stock Portfolio (Class 2)                                     3,312,999          11.86        39,302,800     45,020,470
                                                                                                        ------------   ------------
                                                                                                         196,419,224    223,265,485
                                                                                                        ------------   ------------
       Balanced Growth Strategy (Class 2):
            Multi-Managed Income/Equity Portfolio (Class 2)               9,109,423          10.84        98,725,043    103,229,135
            Asset Allocation: Diversified Growth Portfolio (Class 2)      4,987,966           8.99        44,846,964     50,702,719
            Stock Portfolio (Class 2)                                     3,030,623          11.86        35,952,896     40,004,991
                                                                                                        ------------   ------------
                                                                                                         179,524,903    193,936,845
                                                                                                        ------------   ------------
       Conservative Growth Strategy (Class 2):
            Multi-Managed Income Portfolio (Class 2)                      7,655,420          11.50        88,022,988     87,860,639
            Asset Allocation: Diversified Growth Portfolio (Class 2)      4,075,463           8.99        36,642,622     40,152,880
            Stock Portfolio (Class 2)                                     1,857,314          11.86        22,033,715     23,558,241
                                                                                                        ------------   ------------
                                                                                                         146,699,325    151,571,760
                                                                                                        ------------   ------------
       Large Cap Growth Portfolio (Class 2)                               7,064,599           6.41        45,250,524     54,269,492
       Large Cap Composite Portfolio (Class 2)                            2,486,378           7.37        18,323,498     20,801,839
       Large Cap Value Portfolio (Class 2)                                6,749,130           8.49        57,267,796     66,725,977
       Mid Cap Growth Portfolio (Class 2)                                 4,352,983           8.25        35,910,398     40,346,465
       Mid Cap Value Portfolio (Class 2)                                  4,344,900          11.29        49,036,878     53,419,773
       Small Cap Portfolio (Class 2)                                      4,783,151           6.48        30,985,906     36,107,629
       International Equity Portfolio (Class 2)                           5,384,053           5.59        30,120,703     34,337,202
       Diversified Fixed Income Portfolio (Class 2)                      13,215,058          10.78       142,395,670    135,880,692
       Cash Management Portfolio (Class 2)                                4,622,605          10.83        50,041,649     50,166,061
       Focus Growth Portfolio (Class 2)                                   6,223,218           5.89        36,675,271     41,500,117
       Focus Growth & Income Portfolio (Class 2)                          3,015,196           7.38        22,237,737     22,576,067
       Focus Value Portfolio (Class 2)                                    2,199,338           9.55        21,014,443     21,684,241
       Focus TechNet Portfolio (Class 2)                                  3,333,915           3.21        10,693,989     10,622,801

       Growth Strategy (Class 3):
            Multi-Managed Growth Portfolio (Class 3)                          1,982           9.17            18,174         17,596
            Asset Allocation: Diversified Growth Portfolio (Class 3)          1,009           8.99             9,069          9,004
            Stock Portfolio (Class 3)                                           767          11.86             9,094          8,944
                                                                                                        ------------   ------------
                                                                                                              36,337         35,544
                                                                                                        ------------   ------------
       Moderate Growth Strategy (Class 3):
            Multi-Managed Moderate Growth Portfolio (Class 3)                12,304          10.00           123,034        117,370
            Asset Allocation: Diversified Growth Portfolio (Class 3)          6,209           8.99            55,796         53,833
            Stock Portfolio (Class 3)                                         3,772          11.86            44,720         41,494
                                                                                                        ------------   ------------
                                                                                                             223,550        212,697
                                                                                                        ------------   ------------
       Balanced Growth Strategy (Class 3):
            Multi-Managed Income/Equity Portfolio (Class 3)                  20,986          10.83           227,329        220,737
            Asset Allocation: Diversified Growth Portfolio (Class 3)         11,614           8.99           104,376         99,677
            Stock Portfolio (Class 3)                                         7,088          11.86            84,049         78,615
                                                                                                        ------------   ------------
                                                                                                             415,754        399,029
                                                                                                        ------------   ------------
       Conservative Growth Strategy (Class 3):
            Multi-Managed Income Portfolio (Class 3)                          1,707          11.49            19,619         19,190
            Asset Allocation: Diversified Growth Portfolio (Class 3)            919           8.99             8,256          7,753
            Stock Portfolio (Class 3)                                           416          11.86             4,937          4,373
                                                                                                        ------------   ------------
                                                                                                              32,812         31,316
                                                                                                        ------------   ------------
       Large Cap Growth Portfolio (Class 3)                                   7,687           6.40            49,212         44,934
       Large Cap Composite Portfolio (Class 3)                                  312           7.37             2,299          2,295
       Large Cap Value Portfolio (Class 3)                                    5,865           8.48            49,751         44,936
       Mid Cap Growth Portfolio (Class 3)                                     5,225           8.25            43,086         39,940
       Mid Cap Value Portfolio (Class 3)                                      3,900          11.28            43,996         41,796
       Small Cap Portfolio (Class 3)                                          3,917           6.48            25,364         23,701
       International Equity Portfolio (Class 3)                              10,568           5.59            59,092         54,889
       Diversified Fixed Income Portfolio (Class 3)                         160,509          10.76         1,727,262      1,710,876
       Cash Management Portfolio (Class 3)                                   22,967          10.82           248,498        248,347
       Focus Growth Portfolio (Class 3)                                       1,117           5.89             6,577          6,296
       Focus Growth & Income Portfolio (Class 3)                             10,433           7.37            76,908         71,241
       Focus Value Portfolio (Class 3)                                        1,756           9.55            16,771         15,629
       Focus TechNet Portfolio (Class 3)                                        110           3.21               354            305

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                    Moderate          Balanced       Conservative
                                                                    Growth           Growth            Growth           Growth
                                                                   Strategy         Strategy          Strategy         Strategy
                                                                   (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $   1,291,621    $   1,836,156    $    1,776,569    $    1,570,173
                                                                 ------------------------------------------------------------------
        Total investment income                                      1,291,621        1,836,156         1,776,569         1,570,173
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                               (1,501,464)      (1,630,747)       (1,270,466)         (947,645)
    Distribution expense charge                                       (179,779)        (195,312)         (152,106)         (113,481)
                                                                 ------------------------------------------------------------------
        Total expenses                                              (1,681,243)      (1,826,059)       (1,422,572)       (1,061,126)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                          (389,622)          10,097           353,997           509,047
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       39,882,253       41,087,616        29,721,817        23,200,334
    Cost of shares sold                                            (60,609,225)     (57,576,551)      (36,703,163)      (26,394,312)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions           (20,726,972)     (16,488,935)       (6,981,346)       (3,193,978)
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                        (20,726,972)     (16,488,935)       (6,981,346)       (3,193,978)
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            (54,889,907)     (41,132,782)      (15,891,486)       (5,679,468)
    End of period                                                  (52,384,411)     (41,008,349)      (16,886,079)       (5,638,278)
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,505,496          124,433          (994,593)           41,190
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $ (18,611,098)   $ (16,354,405)   $   (7,621,942)   $   (2,643,741)
                                                                 ==================================================================

                                                                   Large Cap       Large Cap        Large Cap           Mid Cap
                                                                    Growth         Composite          Value             Growth
                                                                   Portfolio       Portfolio        Portfolio          Portfolio
                                                                   (Class 1)       (Class 1)        (Class 1)          (Class 1)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $           0    $     16,282     $     37,121      $          0
                                                                 ----------------------------------------------------------------
        Total investment income                                              0          16,282           37,121                 0
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (179,602)        (60,928)        (159,445)         (159,317)
    Distribution expense charge                                        (21,384)         (7,289)         (19,064)          (19,005)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (200,986)        (68,217)        (178,509)         (178,322)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                          (200,986)        (51,935)        (141,388)         (178,322)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        4,996,349       1,446,030        4,702,412         4,433,494
    Cost of shares sold                                             (9,471,754)     (2,194,711)      (5,925,881)       (7,582,801)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (4,475,405)       (748,681)      (1,223,469)       (3,149,307)
Realized gain distributions                                                  0               0           52,431                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                         (4,475,405)       (748,681)      (1,171,038)       (3,149,307)
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            (12,105,993)     (1,695,716)      (1,092,099)       (6,968,196)
    End of period                                                  (10,232,151)     (1,924,267)      (2,635,828)       (6,675,704)
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    1,873,842        (228,551)      (1,543,729)          292,492
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (2,802,549)   $ (1,029,167)    $ (2,856,155)     $ (3,035,137)
                                                                 ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Mid Cap                        International      Diversified
                                                                     Value          Small Cap         Equity          Fixed Income
                                                                   Portfolio        Portfolio        Portfolio         Portfolio
                                                                   (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $      25,864    $           0    $       27,871    $       80,912
                                                                 ------------------------------------------------------------------
        Total investment income                                         25,864                0            27,871            80,912
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (167,283)        (123,094)          (84,590)         (209,850)
    Distribution expense charge                                        (19,975)         (14,693)          (10,108)          (25,057)
                                                                 ------------------------------------------------------------------
        Total expenses                                                (187,258)        (137,787)          (94,698)         (234,907)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                          (161,394)        (137,787)          (66,827)         (153,995)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        5,768,082        3,387,138         1,991,336         5,207,563
    Cost of shares sold                                             (6,133,899)      (5,637,335)       (3,565,193)       (4,999,204)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions              (365,817)      (2,250,197)       (1,573,857)          208,359
Realized gain distributions                                            178,740                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                           (187,077)      (2,250,197)       (1,573,857)          208,359
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                              1,906,381       (4,408,372)       (4,352,038)          126,959
    End of period                                                     (576,332)      (5,221,768)       (4,869,513)        1,269,413
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (2,482,713)        (813,396)         (517,475)        1,142,454
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (2,831,184)   $  (3,201,380)   $   (2,158,159)   $    1,196,818
                                                                 ==================================================================

                                                                      Cash           Focus                             Moderate
                                                                   Management       Growth            Growth            Growth
                                                                   Portfolio       Portfolio         Strategy          Strategy
                                                                   (Class 1)       (Class 1)         (Class 2)         (Class 2)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $      93,012    $          0     $  1,038,546      $  2,485,487
                                                                 ----------------------------------------------------------------
        Total investment income                                         93,012               0        1,038,546         2,485,487
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                  (90,282)        (77,650)      (1,346,350)       (2,353,382)
    Distribution expense charge                                        (10,748)         (9,267)        (140,535)         (245,981)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (101,030)        (86,917)      (1,486,885)       (2,599,363)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                            (8,018)        (86,917)        (448,339)         (113,876)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        9,129,534       1,722,947       23,052,213        30,008,070
    Cost of shares sold                                             (9,108,261)     (2,394,783)     (28,393,828)      (32,649,413)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                21,273        (671,836)      (5,341,615)       (2,641,343)
Realized gain distributions                                                  0               0                0                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                             21,273        (671,836)      (5,341,615)       (2,641,343)
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                 38,492      (1,601,627)     (13,619,611)      (15,046,645)
    End of period                                                      (18,799)     (1,999,476)     (19,729,178)      (26,846,261)
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      (57,291)       (397,849)      (6,109,567)      (11,799,616)
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $     (44,036)   $ (1,156,602)    $(11,899,521)     $(14,554,835)
                                                                 ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Balanced      Conservative       Large Cap          Large Cap
                                                                     Growth          Growth           Growth            Composite
                                                                    Strategy        Strategy         Portfolio          Portfolio
                                                                   (Class 2)        (Class 2)        (Class 2)          (Class 2)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $   2,632,938    $   2,399,998    $            0    $       31,535
                                                                 ------------------------------------------------------------------
        Total investment income                                      2,632,938        2,399,998                 0            31,535
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                               (2,037,857)      (1,544,256)         (541,551)         (225,678)
    Distribution expense charge                                       (215,987)        (163,740)          (56,107)          (23,582)
                                                                 ------------------------------------------------------------------
        Total expenses                                              (2,253,844)      (1,707,996)         (597,658)         (249,260)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                           379,094          692,002          (597,658)         (217,725)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       27,071,621       24,075,039         8,127,445         5,371,126
    Cost of shares sold                                            (27,771,793)     (24,358,616)      (10,764,239)       (6,543,855)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions              (700,172)        (283,577)       (2,636,794)       (1,172,729)
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                           (700,172)        (283,577)       (2,636,794)       (1,172,729)
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (7,908,772)      (3,214,503)       (6,832,253)       (1,314,856)
    End of period                                                  (14,411,942)      (4,872,435)       (9,018,968)       (2,478,341)
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (6,503,170)      (1,657,932)       (2,186,715)       (1,163,485)
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (6,824,248)   $  (1,249,507)   $   (5,421,167)   $   (2,553,939)
                                                                 ==================================================================

                                                                   Large Cap        Mid Cap          Mid Cap
                                                                     Value           Growth           Value           Small Cap
                                                                   Portfolio       Portfolio        Portfolio         Portfolio
                                                                   (Class 2)       (Class 2)        (Class 2)         (Class 2)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $     139,613    $          0     $     75,973      $          0
                                                                 ----------------------------------------------------------------
        Total investment income                                        139,613               0           75,973                 0
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (745,901)       (445,761)        (696,454)         (402,919)
    Distribution expense charge                                        (77,618)        (46,132)         (72,450)          (41,714)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (823,519)       (491,893)        (768,904)         (444,633)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                          (683,906)       (491,893)        (692,931)         (444,633)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       17,522,095      12,882,365       16,271,819        10,939,604
    Cost of shares sold                                            (20,491,171)    (15,660,987)     (17,988,178)      (13,413,526)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (2,969,076)     (2,778,622)      (1,716,359)       (2,473,922)
Realized gain distributions                                            235,122               0          670,818                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                         (2,733,954)     (2,778,622)      (1,045,541)       (2,473,922)
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (3,393,242)     (2,094,572)       2,854,493          (539,609)
    End of period                                                   (9,458,181)     (4,436,067)      (4,382,895)       (5,121,723)
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (6,064,939)     (2,341,495)      (7,237,388)       (4,582,114)
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (9,482,799)   $ (5,612,010)    $ (8,975,860)     $ (7,500,669)
                                                                 ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                 International     Diversified          Cash              Focus
                                                                     Equity        Fixed Income      Management          Growth
                                                                   Portfolio        Portfolio         Portfolio         Portfolio
                                                                   (Class 2)        (Class 2)         (Class 2)         (Class 2)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $      54,884    $     479,663    $      607,687    $            0
                                                                 ------------------------------------------------------------------
        Total investment income                                         54,884          479,663           607,687                 0
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (339,982)      (1,374,560)         (634,713)         (457,965)
    Distribution expense charge                                        (36,032)        (144,877)          (68,864)          (47,891)
                                                                 ------------------------------------------------------------------
        Total expenses                                                (376,014)      (1,519,437)         (703,577)         (505,856)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                          (321,130)      (1,039,774)          (95,890)         (505,856)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      220,069,160       86,541,484       219,912,411        12,051,538
    Cost of shares sold                                           (221,029,692)     (85,543,311)     (220,022,841)      (14,829,243)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions              (960,532)         998,173          (110,430)       (2,777,705)
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                           (960,532)         998,173          (110,430)       (2,777,705)
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (1,300,127)         (26,062)           97,706        (2,886,429)
    End of period                                                   (4,216,499)       6,514,978          (124,412)       (4,824,846)
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (2,916,372)       6,541,040          (222,118)       (1,938,417)
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (4,198,034)   $   6,499,439    $     (428,438)   $   (5,221,978)
                                                                 ==================================================================

                                                                 Focus Growth        Focus             Focus
                                                                  and Income         Value            TechNet           Growth
                                                                   Portfolio       Portfolio         Portfolio         Strategy
                                                                   (Class 2)       (Class 2)         (Class 2)       (Class 3)(1)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $           0    $    181,939     $          0      $          3
                                                                 ----------------------------------------------------------------
        Total investment income                                              0         181,939                0                 3
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (222,890)       (235,451)         (81,493)              (26)
    Distribution expense charge                                        (23,383)        (24,776)          (8,585)               (2)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (246,273)       (260,227)         (90,078)              (28)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                          (246,273)        (78,288)         (90,078)              (25)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        7,276,231      10,630,153       11,093,107            29,709
    Cost of shares sold                                             (8,053,762)    (12,002,879)     (13,346,519)          (29,508)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions              (777,531)     (1,372,726)      (2,253,412)              201
Realized gain distributions                                                  0         468,217                0                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                           (777,531)       (904,509)      (2,253,412)              201
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                   (726)       (220,524)      (1,655,761)                0
    End of period                                                     (338,330)       (669,798)          71,188               793
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (337,604)       (449,274)       1,726,949               793
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (1,361,408)   $ (1,432,071)    $   (616,541)     $        969
                                                                 ================================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Moderate        Balanced        Conservative       Large Cap
                                                                     Growth          Growth            Growth            Growth
                                                                    Strategy        Strategy          Strategy         Portfolio
                                                                 (Class 3) (1)    (Class 3) (1)     (Class 3) (1)     (Class 3) (1)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $           4    $           5    $            6    $            0
                                                                 ------------------------------------------------------------------
        Total investment income                                              4                5                 6                 0
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                     (831)            (728)              (54)              (86)
    Distribution expense charge                                            (81)             (71)               (6)               (8)
                                                                 ------------------------------------------------------------------
        Total expenses                                                    (912)            (799)              (60)              (94)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                              (908)            (794)              (54)              (94)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            3,604            3,890             2,352             1,627
    Cost of shares sold                                                 (3,320)          (3,576)           (2,114)           (1,544)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions                   284              314               238                83
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                                284              314               238                83
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                      0                0                 0                 0
    End of period                                                       10,853           16,725             1,496             4,278
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                       10,853           16,725             1,496             4,278
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $      10,229    $      16,245    $        1,680    $        4,267
                                                                 ==================================================================

                                                                   Large Cap        Large Cap         Mid Cap            Mid Cap
                                                                   Composite          Value           Growth              Value
                                                                   Portfolio        Portfolio        Portfolio          Portfolio
                                                                 (Class 3) (1)    (Class 3) (1)    (Class 3) (1)      (Class 3) (1)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $           1    $          1     $          0      $          1
                                                                 ----------------------------------------------------------------
        Total investment income                                              1               1                0                 1
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                      (11)            (86)             (65)              (55)
    Distribution expense charge                                             (1)             (8)              (6)               (6)
                                                                 ----------------------------------------------------------------
        Total expenses                                                     (12)            (94)             (71)              (61)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                               (11)            (93)             (71)              (60)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            1,551           1,655            4,802             1,609
    Cost of shares sold                                                 (1,468)         (1,544)          (4,599)           (1,516)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                    83             111              203                93
Realized gain distributions                                                  0               1                0                 4
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                                 83             112              203                97
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                      0               0                0                 0
    End of period                                                            4           4,815            3,146             2,200
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                            4           4,815            3,146             2,200
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $          76    $      4,834     $      3,278      $      2,237
                                                                 ================================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                            International  Diversified        Cash
                                                               Small Cap       Equity      Fixed Income    Management
                                                               Portfolio      Portfolio      Portfolio      Portfolio
                                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                             ---------------------------------------------------------
Investment income:
     Dividends                                               $          0   $          1   $          1   $          3
                                                             ---------------------------------------------------------
         Total investment income                                        0              1              1              3
                                                             ---------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (31)           (79)        (2,839)        (1,668)
     Distribution expense charge                                       (3)            (8)          (273)          (142)
                                                             ---------------------------------------------------------
         Total expenses                                               (34)           (87)        (3,112)        (1,810)
                                                             ---------------------------------------------------------

Net investment income (loss)                                          (34)           (86)        (3,111)        (1,807)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      1,591          1,586        263,267        191,704
     Cost of shares sold                                           (1,490)        (1,542)      (262,134)      (191,656)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions              101             44          1,133             48
Realized gain distributions                                             0              0              0              0
                                                             ---------------------------------------------------------

Net realized gains (losses)                                           101             44          1,133             48
                                                             ---------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                0              0              0              0
     End of period                                                  1,663          4,203         16,386            151
                                                             ---------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   1,663          4,203         16,386            151
                                                             ---------------------------------------------------------

Increase (decrease) in net assets from operations            $      1,730   $      4,161   $     14,408   $     (1,608)
                                                             =========================================================

                                                                Focus       Focus Growth       Focus          Focus
                                                                Growth       and Income        Value         TechNet
                                                               Portfolio     Portfolio       Portfolio      Portfolio
                                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                             ---------------------------------------------------------
Investment income:
     Dividends                                               $          0   $          0   $          3   $          0
                                                             ---------------------------------------------------------
         Total investment income                                        0              0              3              0
                                                             ---------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (16)          (105)           (53)            (3)
     Distribution expense charge                                       (1)           (11)            (6)             0
                                                             ---------------------------------------------------------
         Total expenses                                               (17)          (116)           (59)            (3)
                                                             ---------------------------------------------------------

Net investment income (loss)                                          (17)          (116)           (56)            (3)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      1,552          1,629          1,642          1,655
     Cost of shares sold                                           (1,474)        (1,571)        (1,518)        (1,463)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions               78             58            124            192
Realized gain distributions                                             0              0              9              0
                                                             ---------------------------------------------------------

Net realized gains (losses)                                            78             58            133            192
                                                             ---------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                0              0              0              0
     End of period                                                    281          5,667          1,142             49
                                                             ---------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     281          5,667          1,142             49
                                                             ---------------------------------------------------------

Increase (decrease) in net assets from operations            $        342   $      5,609   $      1,219   $        238
                                                             =========================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                      Moderate        Balanced       Conservative
                                                                     Growth            Growth          Growth           Growth
                                                                    Strategy          Strategy        Strategy         Strategy
                                                                    (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (389,622)   $      10,097    $     353,997    $     509,047
    Net realized gains (losses) from securities
       transactions                                                 (20,726,972)     (16,488,935)      (6,981,346)      (3,193,978)
    Change in net unrealized appreciation
       (depreciation) of investments                                  2,505,496          124,433         (994,593)          41,190
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations               (18,611,098)     (16,354,405)      (7,621,942)      (2,643,741)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                     839,437          587,915          279,729          670,187
       Cost of units redeemed                                       (12,467,392)     (12,390,961)     (10,463,975)     (10,420,128)
       Annuity benefit payments                                        (145,396)        (133,807)         (73,820)         (96,069)
       Net transfers                                                (19,453,333)     (19,325,066)      (5,973,398)       1,673,622
       Contract maintenance charge                                      (85,687)         (71,245)         (47,697)         (29,200)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (31,312,371)     (31,333,164)     (16,279,161)      (8,201,588)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                   (49,923,469)     (47,687,569)     (23,901,103)     (10,845,329)
Net assets at beginning of period                                   157,031,366      166,340,750      119,574,001       85,371,281
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $ 107,107,897    $ 118,653,181    $  95,672,898    $  74,525,952
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                           65,427           46,380           21,190           52,901
    Units redeemed                                                     (990,391)        (969,969)        (808,233)        (818,212)
    Units transferred                                                (1,554,463)      (1,537,130)        (460,158)         125,914
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                             (2,479,427)      (2,460,719)      (1,247,201)        (639,397)
Beginning units                                                      10,664,696       11,489,842        8,482,162        6,217,833
                                                                  ----------------------------------------------------------------
Ending units                                                          8,185,269        9,029,123        7,234,961        5,578,436
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                              692              701              745                -
    Units redeemed                                                      (23,112)         (33,670)         (33,192)         (11,846)
    Units transferred                                                   (17,565)         (14,255)         (25,817)           3,118
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (39,985)         (47,224)         (58,264)          (8,728)
Beginning units                                                         243,444          227,877          227,027          132,461
                                                                  ----------------------------------------------------------------
Ending units                                                            203,459          180,653          168,763          123,733
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -                -                -                -
     Units redeemed                                                           -                -                -                -
     Units transferred                                                        -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================

                                                                    Large Cap        Large Cap       Large Cap          Mid Cap
                                                                     Growth          Composite         Value            Growth
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (200,986)   $     (51,935)   $    (141,388)   $    (178,322)
    Net realized gains (losses) from securities
       transactions                                                  (4,475,405)        (748,681)      (1,171,038)      (3,149,307)
    Change in net unrealized appreciation
       (depreciation) of investments                                  1,873,842         (228,551)      (1,543,729)         292,492
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (2,802,549)      (1,029,167)      (2,856,155)      (3,035,137)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                      52,737           11,290           43,868           42,106
       Cost of units redeemed                                        (1,086,711)        (338,162)      (1,131,490)      (1,531,232)
       Annuity benefit payments                                          (1,218)            (741)          (2,780)            (819)
       Net transfers                                                 (2,463,235)        (283,986)      (1,704,800)      (1,931,489)
       Contract maintenance charge                                       (6,963)          (2,152)          (4,298)          (6,401)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      (3,505,390)        (613,751)      (2,799,500)      (3,427,835)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                    (6,307,939)      (1,642,918)      (5,655,655)      (6,462,972)
Net assets at beginning of period                                    19,546,687        6,145,402       17,218,760       17,888,985
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  13,238,748    $   4,502,484    $  11,563,105    $  11,426,013
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            7,899            1,466            5,816            3,553
    Units redeemed                                                     (148,615)         (45,789)        (109,157)        (142,839)
    Units transferred                                                  (340,357)         (42,366)        (185,161)        (198,255)
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                               (481,073)         (86,689)        (288,502)        (337,541)
Beginning units                                                       2,259,645          670,641        1,462,924        1,377,519
                                                                  ----------------------------------------------------------------
Ending units                                                          1,778,572          583,952        1,174,422        1,039,978
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                      (13,618)          (1,017)         (11,178)         (12,048)
    Units transferred                                                   (30,918)          (1,859)            (350)          (4,941)
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (44,536)          (2,876)         (11,528)         (16,989)
Beginning units                                                         221,014           23,619           60,523           94,966
                                                                  ----------------------------------------------------------------
Ending units                                                            176,478           20,743           48,995           77,977
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -                -                -                -
     Units redeemed                                                           -                -                -                -
     Units transferred                                                        -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                     Mid Cap                        International     Diversified
                                                                      Value          Small Cap         Equity         Fixed Income
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (161,394)   $    (137,787)   $     (66,827)   $    (153,995)
    Net realized gains (losses) from securities
       transactions                                                    (187,077)      (2,250,197)      (1,573,857)         208,359
    Change in net unrealized appreciation
       (depreciation) of investments                                 (2,482,713)        (813,396)        (517,475)       1,142,454
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (2,831,184)      (3,201,380)      (2,158,159)       1,196,818
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                      85,616           61,214           31,193           48,529
       Cost of units redeemed                                        (1,859,071)      (1,150,859)        (530,638)      (2,201,165)
       Annuity benefit payments                                          (9,326)          (3,461)          (1,221)               0
       Net transfers                                                 (1,607,678)      (1,141,095)        (602,948)       3,054,136
       Contract maintenance charge                                       (3,976)          (4,105)          (2,490)          (4,133)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      (3,394,435)      (2,238,306)      (1,106,104)         897,367
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                    (6,225,619)      (5,439,686)      (3,264,263)       2,094,185
Net assets at beginning of period                                    17,237,519       14,095,807        9,048,213       15,426,164
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  11,011,900    $   8,656,121    $   5,783,950    $  17,520,349
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            6,516            5,683            4,037            4,312
    Units redeemed                                                     (130,807)        (136,183)         (78,585)        (179,507)
    Units transferred                                                   (97,956)        (142,144)         (84,346)         252,376
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                               (222,247)        (272,644)        (158,894)          77,181
Beginning units                                                       1,019,912        1,275,746        1,109,280        1,338,549
                                                                  ----------------------------------------------------------------
Ending units                                                            797,665        1,003,102          950,386        1,415,730
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                       (7,300)          (6,466)          (8,012)         (13,516)
    Units transferred                                                   (37,753)            (443)          (9,329)          13,730
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (45,053)          (6,909)         (17,341)             214
Beginning units                                                          82,010           72,435           57,707           73,370
                                                                  ----------------------------------------------------------------
Ending units                                                             36,957           65,526           40,366           73,584
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================

                                                                      Cash             Focus                           Moderate
                                                                    Management        Growth           Growth           Growth
                                                                    Portfolio        Portfolio        Strategy         Strategy
                                                                    (Class 1)        (Class 1)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $      (8,018)   $     (86,917)   $    (448,339)   $    (113,876)
    Net realized gains (losses) from securities
       transactions                                                      21,273         (671,836)      (5,341,615)      (2,641,343)
    Change in net unrealized appreciation
       (depreciation) of investments                                    (57,291)        (397,849)      (6,109,567)     (11,799,616)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                   (44,036)      (1,156,602)     (11,899,521)     (14,554,835)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                     155,636           36,406       19,849,189       48,118,217
       Cost of units redeemed                                        (2,959,059)        (474,902)      (6,427,622)     (10,455,028)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  2,986,180           34,870        4,628,574       18,505,150
       Contract maintenance charge                                       (1,623)          (3,578)         (42,760)         (46,993)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions         181,134         (407,204)      18,007,381       56,121,346
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                       137,098       (1,563,806)       6,107,860       41,566,511
Net assets at beginning of period                                     5,766,910        7,699,685       98,937,250      154,852,713
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $   5,904,008    $   6,135,879    $ 105,045,110    $ 196,419,224
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                           14,366            6,198          464,860        1,235,214
    Units redeemed                                                     (210,340)         (77,901)        (152,015)        (223,638)
    Units transferred                                                   222,081            7,654          271,908          474,391
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 26,107          (64,049)         584,753        1,485,967
Beginning units                                                         487,732        1,102,957        1,631,316        2,857,130
                                                                  ----------------------------------------------------------------
Ending units                                                            513,839        1,038,908        2,216,069        4,343,097
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                      (63,226)          (9,107)               -                -
    Units transferred                                                    53,094             (331)               -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (10,132)          (9,438)               -                -
Beginning units                                                          43,620           70,526                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                             33,488           61,088                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -          114,281          260,255
    Units redeemed                                                            -                -           (3,705)         (12,840)
    Units transferred                                                         -                -           60,109           48,090
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -          170,685          295,505
Beginning units                                                               -                -           34,143           83,099
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -          204,828          378,604
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                                -                -          896,516        1,977,158
    Units redeemed                                                            -                -         (354,881)        (592,685)
    Units transferred                                                         -                -          (33,647)         819,602
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -          507,988        2,204,075
Beginning units                                                               -                -        5,213,111        7,910,311
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -        5,721,099       10,114,386
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -           24,341           96,902
    Units redeemed                                                            -                -             (115)          (2,635)
    Units transferred                                                         -                -            4,303           28,333
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -           28,529          122,600
Beginning units                                                               -                -           12,752           43,901
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -           41,281          166,501
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -           74,990          242,183
    Units redeemed                                                            -                -             (424)         (14,003)
    Units transferred                                                         -                -           18,429           74,941
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -           92,995          303,121
Beginning units                                                               -                -           19,273           68,214
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -          112,268          371,335
                                                                  ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Balanced        Conservative      Large Cap        Large Cap
                                                                     Growth           Growth           Growth          Composite
                                                                    Strategy         Strategy         Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $     379,094    $     692,002    $    (597,658)   $    (217,725)
    Net realized gains (losses) from securities
       transactions                                                    (700,172)        (283,577)      (2,636,794)      (1,172,729)
    Change in net unrealized appreciation
       (depreciation) of investments                                 (6,503,170)      (1,657,932)      (2,186,715)      (1,163,485)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (6,824,248)      (1,249,507)      (5,421,167)      (2,553,939)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                  47,837,113       31,743,233       10,459,772        5,978,323
       Cost of units redeemed                                       (12,486,215)      (9,449,368)      (2,400,970)      (1,213,975)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                 27,885,834       44,468,994        5,613,432          788,713
       Contract maintenance charge                                      (34,992)         (22,483)          (8,455)          (3,896)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      63,201,740       66,740,376       13,663,779        5,549,165
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                    56,377,492       65,490,869        8,242,612        2,995,226
Net assets at beginning of period                                   123,147,411       81,208,456       37,007,912       15,328,272
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $ 179,524,903    $ 146,699,325    $  45,250,524    $  18,323,498
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                        1,652,479          966,516          471,874          349,152
    Units redeemed                                                     (298,959)        (276,340)        (109,068)         (47,985)
    Units transferred                                                   652,282        1,150,335          336,585           95,903
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                              2,005,802        1,840,511          699,391          397,070
Beginning units                                                       2,986,333        2,052,055          883,516          404,780
                                                                  ----------------------------------------------------------------
Ending units                                                          4,992,135        3,892,566        1,582,907          801,850
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                          245,657          213,941          152,200           66,532
    Units redeemed                                                      (12,473)         (32,110)          (2,677)            (778)
    Units transferred                                                   152,384          179,175           63,720            6,200
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           385,568          361,006          213,243           71,954
Beginning units                                                          91,728           22,358           13,658            1,625
                                                                  ----------------------------------------------------------------
Ending units                                                            477,296          383,364          226,901           73,579
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                        1,713,916        1,208,771          859,463          328,148
    Units redeemed                                                     (608,158)        (436,731)        (254,059)        (115,746)
    Units transferred                                                 1,196,086        1,962,859          394,030           29,262
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                         2,301,844        2,734,899          999,434          241,664
Beginning units                                                       5,836,193        3,942,972        3,760,070        1,320,387
                                                                  ----------------------------------------------------------------
Ending units                                                          8,138,037        6,677,871        4,759,504        1,562,051
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                          117,822           65,612           41,861           11,024
    Units redeemed                                                      (29,331)          (2,682)            (461)             (91)
    Units transferred                                                    98,987           43,240           (3,648)           1,123
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           187,478          106,170           37,752           12,056
Beginning units                                                          34,554           28,828           14,466            4,044
                                                                  ----------------------------------------------------------------
Ending units                                                            222,032          134,998           52,218           16,100
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                           73,011           49,036           21,934           47,116
    Units redeemed                                                      (49,560)          (1,459)            (557)             (18)
    Units transferred                                                    84,976          150,121           27,103          (32,814)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           108,427          197,698           48,480           14,284
Beginning units                                                          64,966           25,766            9,172            4,539
                                                                  ----------------------------------------------------------------
Ending units                                                            173,393          223,464           57,652           18,823
                                                                  ================================================================

                                                                    Large Cap         Mid Cap          Mid Cap
                                                                      Value            Growth           Value          Small Cap
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (683,906)   $    (491,893)   $    (692,931)   $    (444,633)
    Net realized gains (losses) from securities
       transactions                                                  (2,733,954)      (2,778,622)      (1,045,541)      (2,473,922)
    Change in net unrealized appreciation
       (depreciation) of investments                                 (6,064,939)      (2,341,495)      (7,237,388)      (4,582,114)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (9,482,799)      (5,612,010)      (8,975,860)      (7,500,669)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                  12,689,592        7,997,739       11,799,049       10,061,576
       Cost of units redeemed                                        (3,849,161)      (1,967,659)      (3,887,121)      (1,959,113)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  5,269,402          947,083         (137,031)        (841,348)
       Contract maintenance charge                                      (11,066)          (7,979)         (11,078)          (6,690)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      14,098,767        6,969,184        7,763,819        7,254,425
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                     4,615,968        1,357,174       (1,212,041)        (246,244)
Net assets at beginning of period                                    52,651,828       34,553,224       50,248,919       31,232,150
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  57,267,796    $  35,910,398    $  49,036,878    $  30,985,906
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                          459,691          238,503          300,758          417,972
    Units redeemed                                                     (120,711)         (41,480)         (85,200)         (86,145)
    Units transferred                                                   225,490           64,169          165,890           50,083
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                564,470          261,192          381,448          381,910
Beginning units                                                       1,003,046          563,531          671,549          579,987
                                                                  ----------------------------------------------------------------
Ending units                                                          1,567,516          824,723        1,052,997          961,897
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                          145,933           84,366           68,345           98,660
    Units redeemed                                                       (3,111)          (1,152)            (845)          (1,257)
    Units transferred                                                    80,821           54,632           31,550           47,707
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           223,643          137,846           99,050          145,110
Beginning units                                                          11,012            6,321            3,389            5,767
                                                                  ----------------------------------------------------------------
Ending units                                                            234,655          144,167          102,439          150,877
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                          630,828          402,261          439,393          610,405
    Units redeemed                                                     (288,690)        (157,407)        (205,980)        (157,841)
    Units transferred                                                   209,182          (23,087)        (252,103)        (208,123)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           551,320          221,767          (18,690)         244,441
Beginning units                                                       3,640,453        2,242,813        2,540,248        2,401,029
                                                                  ----------------------------------------------------------------
Ending units                                                          4,191,773        2,464,580        2,521,558        2,645,470
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                           42,222           25,064           25,758           35,399
    Units redeemed                                                         (497)          (1,071)            (314)            (227)
    Units transferred                                                       455            1,940             (398)           4,376
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            42,180           25,933           25,046           39,548
Beginning units                                                          13,481           25,874            5,255            4,412
                                                                  ----------------------------------------------------------------
Ending units                                                             55,661           51,807           30,301           43,960
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                           50,927           46,112           39,766           48,956
    Units redeemed                                                         (552)            (309)            (372)            (557)
    Units transferred                                                    (1,093)         (15,293)           1,695           (9,918)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            49,282           30,510           41,089           38,481
Beginning units                                                           7,302            5,370            5,208            5,097
                                                                  ----------------------------------------------------------------
Ending units                                                             56,584           35,880           46,297           43,578
                                                                  ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                  International     Diversified          Cash           Focus
                                                                      Equity        Fixed Income      Management        Growth
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (321,130)   $  (1,039,774)   $     (95,890)   $    (505,856)
    Net realized gains (losses) from securities
       transactions                                                    (960,532)         998,173         (110,430)      (2,777,705)
    Change in net unrealized appreciation
       (depreciation) of investments                                 (2,916,372)       6,541,040         (222,118)      (1,938,417)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (4,198,034)       6,499,439         (428,438)      (5,221,978)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                   8,507,403       34,683,105       36,716,286       10,032,460
       Cost of units redeemed                                        (1,215,094)      (9,325,567)     (24,072,530)      (3,535,948)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  4,117,379       58,753,369        5,939,321        1,709,778
       Contract maintenance charge                                       (4,413)         (14,850)          (6,463)         (11,356)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      11,405,275       84,096,057       18,576,614        8,194,934
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                     7,207,241       90,595,496       18,148,176        2,972,956
Net assets at beginning of period                                    22,913,462       51,800,174       31,893,473       33,702,315
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  30,120,703    $ 142,395,670    $  50,041,649    $  36,675,271
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                          492,006        1,323,374        1,854,910          915,708
    Units redeemed                                                      (53,199)        (418,897)      (1,662,168)        (163,319)
    Units transferred                                                   673,163          881,757          540,533          479,134
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                              1,111,970        1,786,234          733,275        1,231,523
Beginning units                                                       1,039,877        1,670,108        1,208,137          990,386
                                                                  ----------------------------------------------------------------
Ending units                                                          2,151,847        3,456,342        1,941,412        2,221,909
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                          173,213          185,846          268,900          189,824
    Units redeemed                                                       (2,173)          (3,321)         (14,057)          (1,108)
    Units transferred                                                    96,732          191,337           28,980           20,111
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           267,772          373,862          283,823          208,827
Beginning units                                                           3,862            6,446            1,727           12,042
                                                                  ----------------------------------------------------------------
Ending units                                                            271,634          380,308          285,550          220,869
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                          621,973        1,444,107        1,227,278          628,445
    Units redeemed                                                     (146,425)        (395,038)        (544,142)        (472,714)
    Units transferred                                                   320,074        3,998,772         (109,311)        (218,697)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           795,622        5,047,841          573,825          (62,966)
Beginning units                                                       1,904,051        3,068,281        1,737,471        4,111,610
                                                                  ----------------------------------------------------------------
Ending units                                                          2,699,673        8,116,122        2,311,296        4,048,644
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                           29,240           70,436           26,539           65,819
    Units redeemed                                                         (877)          (1,285)          (6,664)         (16,310)
    Units transferred                                                    (2,127)          (4,553)          52,971            4,917
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            26,236           64,598           72,846           54,426
Beginning units                                                           8,133           13,415            2,287           15,022
                                                                  ----------------------------------------------------------------
Ending units                                                             34,369           78,013           75,133           69,448
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                           14,651           25,837           22,605            4,934
    Units redeemed                                                         (153)            (677)             210             (209)
    Units transferred                                                     7,586          148,102           32,172           21,106
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            22,084          173,262           54,987           25,831
Beginning units                                                             261            1,258              456           16,100
                                                                  ----------------------------------------------------------------
Ending units                                                             22,345          174,520           55,443           41,931
                                                                  ================================================================

                                                                  Focus Growth         Focus            Focus
                                                                   and Income          Value           TechNet           Growth
                                                                   Portfolio         Portfolio        Portfolio         Strategy
                                                                   (Class 2)         (Class 2)        (Class 2)      (Class 3) (1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (246,273)   $     (78,288)   $     (90,078)   $         (25)
    Net realized gains (losses) from securities
       transactions                                                    (777,531)        (904,509)      (2,253,412)             201
    Change in net unrealized appreciation
       (depreciation) of investments                                   (337,604)        (449,274)       1,726,949              793
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (1,361,408)      (1,432,071)        (616,541)             969
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                   7,119,084        8,865,060        2,080,860           32,007
       Cost of units redeemed                                          (820,995)      (1,247,861)        (844,491)            (137)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  3,486,038        1,240,763        4,977,304            3,498
       Contract maintenance charge                                       (3,455)          (2,851)          (2,208)               0
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions       9,780,672        8,855,111        6,211,465           35,368
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                     8,419,264        7,423,040        5,594,924           36,337
Net assets at beginning of period                                    13,818,473       13,591,403        5,099,065                0
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  22,237,737    $  21,014,443    $  10,693,989    $      36,337
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                          437,925          489,750          375,110                -
    Units redeemed                                                      (18,131)         (20,389)         (52,044)               -
    Units transferred                                                   182,588          196,594          988,850                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                602,382          665,955        1,311,916                -
Beginning units                                                         349,802          225,323          301,064                -
                                                                  ----------------------------------------------------------------
Ending units                                                            952,184          891,278        1,612,980                -
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                           72,053           88,618           40,505                8
    Units redeemed                                                       (1,487)          (1,011)          (1,208)               -
    Units transferred                                                    39,467           13,953           75,889              282
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           110,033          101,560          115,186              290
Beginning units                                                           3,960            1,916           18,283                -
                                                                  ----------------------------------------------------------------
Ending units                                                            113,993          103,476          133,469              290
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                          444,636          334,631          271,768                -
    Units redeemed                                                      (96,641)        (116,456)        (247,403)               -
    Units transferred                                                   282,854          (87,194)         478,849                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           630,849          130,981          503,214                -
Beginning units                                                       1,303,889        1,017,059        1,092,695                -
                                                                  ----------------------------------------------------------------
Ending units                                                          1,934,738        1,148,040        1,595,909                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                           30,292           40,567           41,777            2,541
    Units redeemed                                                       (1,718)          (1,004)            (829)               -
    Units transferred                                                     4,587           (4,211)         206,581                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            33,161           35,352          247,529            2,541
Beginning units                                                          11,516            6,825            5,105                -
                                                                  ----------------------------------------------------------------
Ending units                                                             44,677           42,177          252,634            2,541
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                            8,646           15,001           43,248                8
    Units redeemed                                                         (161)            (222)            (179)               -
    Units transferred                                                     8,804           19,750            4,564                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            17,289           34,529           47,633                8
Beginning units                                                          10,118           15,685           13,502                -
                                                                  ----------------------------------------------------------------
Ending units                                                             27,407           50,214           61,135                8
                                                                  ================================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                     Moderate       Balanced     Conservative     Large Cap
                                                                      Growth         Growth         Growth         Growth
                                                                     Strategy       Strategy       Strategy       Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $       (908)  $       (794)  $        (54)  $        (94)
     Net realized gains (losses) from securities
         transactions                                                       284            314            238             83
     Change in net unrealized appreciation
         (depreciation) of investments                                   10,853         16,725          1,496          4,278
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                   10,229         16,245          1,680          4,267
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                   213,448        285,002         30,365         44,945
         Cost of units redeemed                                            (127)          (126)          (297)             0
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0        114,633          1,064              0
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions        213,321        399,509         31,132         44,945
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                       223,550        415,754         32,812         49,212
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $    223,550   $    415,754   $     32,812   $     49,212
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                             874         17,239          1,622          3,638
     Units redeemed                                                           -              -            (13)             -
     Units transferred                                                        -              -             85              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                               874         17,239          1,694          3,638
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                874         17,239          1,694          3,638
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                          16,596          5,918            798             16
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            16,596          5,918            798             16
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             16,596          5,918            798             16
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               8              8              8          3,614
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -          9,344              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 8          9,352              8          3,614
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  8          9,352              8          3,614
                                                                   =========================================================

                                                                     Large Cap      Large Cap      Mid Cap         Mid Cap
                                                                     Composite        Value         Growth          Value
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (11)  $        (93)  $        (71)  $        (60)
     Net realized gains (losses) from securities
         transactions                                                        83            112            203             97
     Change in net unrealized appreciation
         (depreciation) of investments                                        4          4,815          3,146          2,200
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                       76          4,834          3,278          2,237
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                     2,223         44,917         39,808         41,759
         Cost of units redeemed                                               0              0              0              0
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0              0              0              0
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions          2,223         44,917         39,808         41,759
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                         2,299         49,751         43,086         43,996
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $      2,299   $     49,751   $     43,086   $     43,996
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                             281          2,728          3,501          3,525
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                               281          2,728          3,501          3,525
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                281          2,728          3,501          3,525
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                              14             12             11              9
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                14             12             11              9
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 14             12             11              9
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                              14          2,691            688              9
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                14          2,691            688              9
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 14          2,691            688              9
                                                                   =========================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                  International  Diversified       Cash
                                                                     Small Cap       Equity      Fixed Income    Management
                                                                     Portfolio      Portfolio     Portfolio       Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (34)  $        (86)  $     (3,111)  $     (1,807)
     Net realized gains (losses) from securities
         transactions                                                       101             44          1,133             48
     Change in net unrealized appreciation
         (depreciation) of investments                                    1,663          4,203         16,386            151
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                    1,730          4,161         14,408         (1,608)
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                    23,634         54,931      1,551,838        433,065
         Cost of units redeemed                                               0              0       (251,838)           (66)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0              0        412,854       (182,893)
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions         23,634         54,931      1,712,854        250,106
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                        25,364         59,092      1,727,262        248,498
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $     25,364   $     59,092   $  1,727,262   $    248,498
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                           3,095          8,801         98,642            333
     Units redeemed                                                           -              -        (22,246)            (6)
     Units transferred                                                        -              -         20,355            (52)
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             3,095          8,801         96,751            275
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              3,095          8,801         96,751            275
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                              13             17         36,523          5,144
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                13             17         36,523          5,144
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 13             17         36,523          5,144
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                              13          1,344          1,874         34,649
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -         16,196        (16,925)
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                13          1,344         18,070         17,724
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 13          1,344         18,070         17,724
                                                                   =========================================================

                                                                       Focus      Focus Growth       Focus          Focus
                                                                      Growth       and Income        Value         TechNet
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) *
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (17)  $       (116)  $        (56)  $         (3)
     Net realized gains (losses) from securities
         transactions                                                        78             58            133            192
     Change in net unrealized appreciation
         (depreciation) of investments                                      281          5,667          1,142             49
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                      342          5,609          1,219            238
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                     6,235         71,299         15,552            116
         Cost of units redeemed                                               0              0              0              0
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0              0              0              0
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions          6,235         71,299         15,552            116
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                         6,577         76,908         16,771            354
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $      6,577   $     76,908   $     16,771   $        354
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                              19          9,721          1,339             43
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                19          9,721          1,339             43
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 19          9,721          1,339             43
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                           1,141            558            442             42
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             1,141            558            442             42
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              1,141            558            442             42
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                              19             15             12             42
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                19             15             12             42
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 19             15             12             42
                                                                   =========================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

* Increase relates to net assets retained in Variable Annuity Account Five by AIG Sun America Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                    Moderate       Balanced     Conservative
                                                                      Growth         Growth         Growth         Growth
                                                                     Strategy       Strategy       Strategy       Strategy
                                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $  5,108,465   $  4,383,296   $  3,967,737   $  2,260,269
     Net realized gains (losses) from securities
         transactions                                                (9,826,145)    (6,008,236)    (2,770,076)      (905,520)
     Change in net unrealized appreciation
         (depreciation) of investments                              (27,884,713)   (24,910,982)   (12,979,425)    (5,779,732)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations              (32,602,393)   (26,535,922)   (11,781,764)    (4,424,983)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                 1,775,980      1,815,721        973,479        415,658
         Cost of units redeemed                                     (19,185,279)   (14,208,976)   (12,317,142)    (8,931,466)
         Annuity benefit payments                                      (112,411)      (144,282)       (37,866)       (35,652)
         Net transfers                                               (5,683,389)       414,097      2,460,391      6,820,162
         Contract maintenance charge                                    (93,035)       (75,111)       (47,998)       (28,504)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions    (23,298,134)   (12,198,551)    (8,969,136)    (1,759,802)
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                   (55,900,527)   (38,734,473)   (20,750,900)    (6,184,785)
Net assets at beginning of period                                   212,931,893    205,075,223    140,324,901     91,556,066
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $157,031,366   $166,340,750   $119,574,001   $ 85,371,281
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                         109,225        119,497         65,945         29,379
     Units redeemed                                                  (1,232,866)      (966,241)      (790,220)      (622,090)
     Units transferred                                                 (415,589)       (18,701)       146,718        483,579
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                             (1,539,230)      (865,445)      (577,557)      (109,132)
Beginning units                                                      12,203,926     12,355,287      9,059,719      6,326,965
                                                                   ---------------------------------------------------------
Ending units                                                         10,664,696     11,489,842      8,482,162      6,217,833
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                           2,071            745            997            743
     Units redeemed                                                     (31,329)        (6,194)       (83,422)       (33,015)
     Units transferred                                                   (5,561)         5,242          4,344         14,906
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                (34,819)          (207)       (78,081)       (17,366)
Beginning units                                                         278,263        228,084        305,108        149,827
                                                                   ---------------------------------------------------------
Ending units                                                            243,444        227,877        227,027        132,461
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================

                                                                     Large Cap      Large Cap      Large Cap       Mid Cap
                                                                      Growth        Composite        Value         Growth
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $   (341,488)  $    (94,113)  $   (144,758)  $   (269,904)
     Net realized gains (losses) from securities
         transactions                                                (3,304,183)      (672,394)       285,348     (1,951,404)
     Change in net unrealized appreciation
         (depreciation) of investments                               (2,475,766)      (426,546)    (1,738,476)      (334,620)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (6,121,437)    (1,193,053)    (1,597,886)    (2,555,928)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                   228,403         10,284        144,959        106,494
         Cost of units redeemed                                      (1,669,445)      (602,236)    (1,503,508)    (1,503,196)
         Annuity benefit payments                                             0              0         (1,656)             0
         Net transfers                                               (1,974,566)       135,010      3,644,680         54,697
         Contract maintenance charge                                     (7,841)        (2,277)        (4,195)        (6,871)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions     (3,423,449)      (459,219)     2,280,280     (1,348,876)
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                    (9,544,886)    (1,652,272)       682,394     (3,904,804)
Net assets at beginning of period                                    29,091,573      7,797,674     16,536,366     21,793,789
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 19,546,687   $  6,145,402   $ 17,218,760   $ 17,888,985
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                          24,662            997         12,017          8,080
     Units redeemed                                                    (178,238)       (58,015)      (121,866)      (104,762)
     Units transferred                                                 (252,141)        11,985        276,524         (9,559)
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                               (405,717)       (45,033)       166,675       (106,241)
Beginning units                                                       2,665,362        715,674      1,296,249      1,483,760
                                                                   ---------------------------------------------------------
Ending units                                                          2,259,645        670,641      1,462,924      1,377,519
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                     (14,722)        (5,030)        (7,398)       (19,120)
     Units transferred                                                    6,749         (6,382)        24,817         (2,013)
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                 (7,973)       (11,412)        17,419        (21,133)
Beginning units                                                         228,987         35,031         43,104        116,099
                                                                   ---------------------------------------------------------
Ending units                                                            221,014         23,619         60,523         94,966
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                      Mid Cap                    International  Diversified
                                                                       Value        Small Cap       Equity      Fixed Income
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (99,172)  $   (192,604)  $   (138,998)  $    232,848
     Net realized gains (losses) from securities
         transactions                                                 1,079,268     (1,224,090)      (962,998)        34,870
     Change in net unrealized appreciation
         (depreciation) of investments                                  483,392        357,566     (1,302,618)       174,157
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                1,463,488     (1,059,128)    (2,404,614)       441,875
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                    42,974        157,477        181,460        145,560
         Cost of units redeemed                                      (2,850,216)    (1,014,786)      (802,607)    (1,106,191)
         Annuity benefit payments                                        (3,431)        (2,310)          (196)             0
         Net transfers                                                5,640,815      1,317,822        (72,676)     3,231,409
         Contract maintenance charge                                     (3,121)        (4,194)        (2,681)        (2,207)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions      2,827,021        454,009       (696,700)     2,268,571
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                     4,290,509       (605,119)    (3,101,314)     2,710,446
Net assets at beginning of period                                    12,947,010     14,700,926     12,149,527     12,715,718
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 17,237,519   $ 14,095,807   $  9,048,213   $ 15,426,164
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                           3,065         14,860         21,679         12,597
     Units redeemed                                                    (143,977)       (89,994)       (93,703)       (80,714)
     Units transferred                                                  363,902        111,357        (27,577)       271,413
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                222,990         36,223        (99,601)       203,296
Beginning units                                                         796,922      1,239,523      1,208,881      1,135,253
                                                                   ---------------------------------------------------------
Ending units                                                          1,019,912      1,275,746      1,109,280      1,338,549
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -            927
     Units redeemed                                                     (55,703)        (9,718)        (7,818)       (21,674)
     Units transferred                                                   21,888          7,282          5,992         26,097
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                (33,815)        (2,436)        (1,826)         5,350
Beginning units                                                         115,825         74,871         59,533         68,020
                                                                   ---------------------------------------------------------
Ending units                                                             82,010         72,435         57,707         73,370
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================

                                                                       Cash          Focus                        Moderate
                                                                    Management       Growth         Growth         Growth
                                                                     Portfolio      Portfolio      Strategy       Strategy
                                                                     (Class 1)      (Class 1)    (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (53,030)  $   (117,554)  $  2,236,486   $  2,800,624
     Net realized gains (losses) from securities
         transactions                                                   160,370       (515,186)      (845,272)      (458,325)
     Change in net unrealized appreciation
         (depreciation) of investments                                  (62,032)      (736,910)   (12,824,226)   (14,366,557)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                   45,308     (1,369,650)   (11,433,012)   (12,024,258)
                                                                   ---------------------------------------------------------
From capital transactions
         Net proceeds from units sold                                   438,048         47,473     44,790,235     67,721,619
         Cost of units redeemed                                      (1,699,627)      (290,682)    (4,692,290)    (4,088,815)
         Annuity benefit payments                                      (143,821)             0              0              0
         Net transfers                                                  679,345         85,870     39,149,149     67,863,696
         Contract maintenance charge                                     (1,215)        (3,476)       (15,895)       (15,119)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions       (727,270)      (160,815)    79,231,199    131,481,381
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                      (681,962)    (1,530,465)    67,798,187    119,457,123
Net assets at beginning of period                                     6,448,872      9,230,150     31,139,063     35,395,590
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $  5,766,910   $  7,699,685   $ 98,937,250   $154,852,713
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                          40,297          6,843        631,107      1,075,892
     Units redeemed                                                    (140,066)       (41,180)       (41,723)       (82,095)
     Units transferred                                                   24,025         (3,144)       643,892      1,380,077
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                (75,744)       (37,481)     1,233,276      2,373,874
Beginning units                                                         563,476      1,140,438        398,040        483,256
                                                                   ---------------------------------------------------------
Ending units                                                            487,732      1,102,957      1,631,316      2,857,130
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                     (29,983)        (2,650)             -              -
     Units transferred                                                   38,759          2,698              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                  8,776             48              -              -
Beginning units                                                          34,844         70,478              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             43,620         70,526              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -         33,214         58,041
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -            929         25,058
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -         34,143         83,099
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -         34,143         83,099
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -      2,177,389      3,293,280
     Units redeemed                                                           -              -       (271,343)      (197,831)
     Units transferred                                                        -              -      1,875,797      3,122,850
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -      3,781,843      6,218,299
Beginning units                                                               -              -      1,431,268      1,692,012
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -      5,213,111      7,910,311
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -         11,769         40,075
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -            983          3,826
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -         12,752         43,901
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -         12,752         43,901
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -         14,799         38,999
     Units redeemed                                                           -              -              -           (140)
     Units transferred                                                        -              -          4,474         29,355
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -         19,273         68,214
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -         19,273         68,214
                                                                   =========================================================

(2) For the period from October 4, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                     Balanced     Conservative    Large Cap      Large Cap
                                                                      Growth         Growth         Growth       Composite
                                                                     Strategy       Strategy       Portfolio     Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $  2,542,875   $  1,400,223   $   (454,242)  $   (160,597)
     Net realized gains (losses) from securities
         transactions                                                  (293,735)      (290,364)      (236,713)      (162,646)
     Change in net unrealized appreciation
         (depreciation) of investments                               (7,942,769)    (3,295,954)    (6,004,149)    (1,227,445)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (5,693,629)    (2,186,095)    (6,695,104)    (1,550,688)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                48,487,958     33,107,150     18,219,142      6,957,580
         Cost of units redeemed                                      (3,679,463)    (3,619,784)    (1,204,436)      (746,851)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                               62,736,538     40,139,058     14,083,692      6,215,659
         Contract maintenance charge                                    (10,002)        (6,690)        (2,996)        (1,138)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions    107,535,031     69,619,734     31,095,402     12,425,250
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                   101,841,402     67,433,639     24,400,298     10,874,562
Net assets at beginning of period                                    21,306,009     13,774,817     12,607,614      4,453,710
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $123,147,411   $ 81,208,456   $ 37,007,912   $ 15,328,272
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                       1,215,417        868,089        444,388        187,605
     Units redeemed                                                     (79,093)       (74,499)       (27,060)        (7,599)
     Units transferred                                                1,474,941      1,077,330        327,442        194,578
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                              2,611,265      1,870,920        744,770        374,584
Beginning units                                                         375,068        181,135        138,746         30,196
                                                                   ---------------------------------------------------------
Ending units                                                          2,986,333      2,052,055        883,516        404,780
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                          70,107         19,786         11,873          1,625
     Units redeemed                                                           -              -            (67)             -
     Units transferred                                                   21,621          2,572          1,852              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            91,728         22,358         13,658          1,625
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             91,728         22,358         13,658          1,625
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                       2,029,606      1,483,627      1,519,204        537,154
     Units redeemed                                                    (182,810)      (191,519)      (113,039)       (72,786)
     Units transferred                                                2,940,309      1,855,487      1,245,440        458,215
                                                                   ---------------------------------------------------------
Increase in units outstanding                                         4,787,105      3,147,595      2,651,605        922,583
Beginning units                                                       1,049,088        795,377      1,108,465        397,804
                                                                   ---------------------------------------------------------
Ending units                                                          5,836,193      3,942,972      3,760,070      1,320,387
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                          34,243         24,803         14,023          4,007
     Units redeemed                                                        (209)             -              -              -
     Units transferred                                                      520          4,025            443             37
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            34,554         28,828         14,466          4,044
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             34,554         28,828         14,466          4,044
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                          63,979         19,341          7,875          4,539
     Units redeemed                                                        (450)             -            (97)             -
     Units transferred                                                    1,437          6,425          1,394              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            64,966         25,766          9,172          4,539
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             64,966         25,766          9,172          4,539
                                                                   =========================================================

                                                                     Large Cap       Mid Cap        Mid Cap
                                                                       Value         Growth          Value        Small Cap
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $   (389,442)  $   (362,111)  $   (268,567)  $   (289,107)
     Net realized gains (losses) from securities
         transactions                                                   867,948       (411,208)     1,549,824       (310,971)
     Change in net unrealized appreciation
         (depreciation) of investments                               (3,632,342)    (1,369,097)     2,528,273       (242,978)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (3,153,836)    (2,142,416)     3,809,530       (843,056)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                21,855,708     11,688,647     16,537,138     11,158,135
         Cost of units redeemed                                      (1,839,195)      (927,737)    (1,665,100)      (759,591)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                               23,333,460     15,560,438     21,679,391     15,397,198
         Contract maintenance charge                                     (3,305)        (3,304)        (3,268)        (2,140)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions     43,346,668     26,318,044     36,548,161     25,793,602
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                    40,192,832     24,175,628     40,357,691     24,950,546
Net assets at beginning of period                                    12,458,996     10,377,596      9,891,228      6,281,604
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 52,651,828   $ 34,553,224   $ 50,248,919   $ 31,232,150
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                         427,015        209,470        230,867        212,098
     Units redeemed                                                     (23,883)       (11,243)       (16,262)       (18,416)
     Units transferred                                                  489,823        284,675        358,581        324,414
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                892,955        482,902        573,186        518,096
Beginning units                                                         110,091         80,629         98,363         61,891
                                                                   ---------------------------------------------------------
Ending units                                                          1,003,046        563,531        671,549        579,987
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                           9,700          5,428          2,712          5,139
     Units redeemed                                                         (50)            (1)            (1)            (2)
     Units transferred                                                    1,362            894            678            630
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            11,012          6,321          3,389          5,767
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             11,012          6,321          3,389          5,767
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                       1,387,485        692,009        908,849        838,290
     Units redeemed                                                    (135,869)       (64,896)       (99,923)       (55,475)
     Units transferred                                                1,489,286        937,526      1,132,448      1,118,617
                                                                   ---------------------------------------------------------
Increase in units outstanding                                         2,740,902      1,564,639      1,941,374      1,901,432
Beginning units                                                         899,551        678,174        598,874        499,597
                                                                   ---------------------------------------------------------
Ending units                                                          3,640,453      2,242,813      2,540,248      2,401,029
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                          13,267         26,080          4,964          4,021
     Units redeemed                                                           -           (233)             -              -
     Units transferred                                                      214             27            291            391
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            13,481         25,874          5,255          4,412
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             13,481         25,874          5,255          4,412
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                           6,342          4,539          5,134          5,006
     Units redeemed                                                         (74)           (39)           (26)           (47)
     Units transferred                                                    1,034            870            100            138
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             7,302          5,370          5,208          5,097
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              7,302          5,370          5,208          5,097
                                                                   =========================================================

(2) For the period from October 4, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                   International  Diversified        Cash          Focus
                                                                      Equity      Fixed Income    Management       Growth
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $   (213,152)  $    548,204   $   (274,915)  $   (421,434)
     Net realized gains (losses) from securities
         transactions                                                   (76,034)       (44,679)       310,384       (462,106)
     Change in net unrealized appreciation
         (depreciation) of investments                               (1,178,010)        55,141         23,437     (2,947,949)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (1,467,196)       558,666         58,906     (3,831,489)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                10,047,021     16,747,003     39,480,062     12,499,140
         Cost of units redeemed                                        (685,441)    (1,790,794)    (3,248,269)    (1,099,357)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                9,074,261     26,256,721    (24,876,188)    11,365,237
         Contract maintenance charge                                     (1,341)        (2,092)        (1,429)        (5,394)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions     18,434,500     41,210,838     11,354,176     22,759,626
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                    16,967,304     41,769,504     11,413,082     18,928,137
Net assets at beginning of period                                     5,946,158     10,030,670     20,480,391     14,774,178
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 22,913,462   $ 51,800,174   $ 31,893,473   $ 33,702,315
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                         280,345        621,570      1,521,590        273,828
     Units redeemed                                                     (15,216)       (48,650)       (60,029)       (21,007)
     Units transferred                                                  687,430        880,026       (967,253)       401,048
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                952,559      1,452,946        494,308        653,869
Beginning units                                                          87,318        217,162        713,829        336,517
                                                                   ---------------------------------------------------------
Ending units                                                          1,039,877      1,670,108      1,208,137        990,386
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                           3,711          5,417            858         10,544
     Units redeemed                                                          (5)            (5)             -              -
     Units transferred                                                      156          1,034            869          1,498
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             3,862          6,446          1,727         12,042
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              3,862          6,446          1,727         12,042
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                         935,014        910,291      2,126,822      1,476,916
     Units redeemed                                                     (73,329)      (116,922)      (240,270)      (140,713)
     Units transferred                                                  510,105      1,542,063     (1,337,797)     1,176,690
                                                                   ---------------------------------------------------------
Increase in units outstanding                                         1,371,790      2,335,432        548,755      2,512,893
Beginning units                                                         532,261        732,849      1,188,716      1,598,717
                                                                   ---------------------------------------------------------
Ending units                                                          1,904,051      3,068,281      1,737,471      4,111,610
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                           7,826         13,320          2,256         14,638
     Units redeemed                                                           -              -              -              -
     Units transferred                                                      307             95             31            384
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             8,133         13,415          2,287         15,022
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              8,133         13,415          2,287         15,022
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                             261          1,133            416         12,760
     Units redeemed                                                           -            (82)           (46)           (72)
     Units transferred                                                        -            207             86          3,412
                                                                   ---------------------------------------------------------
Increase in units outstanding                                               261          1,258            456         16,100
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                261          1,258            456         16,100
                                                                   =========================================================

                                                                   Focus Growth       Focus          Focus
                                                                    and Income        Value         TechNet
                                                                     Portfolio      Portfolio      Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (99,429)  $    (39,042)  $    (88,555)
     Net realized gains (losses) from securities
         transactions                                                   (44,889)        13,067     (2,040,039)
     Change in net unrealized appreciation
         (depreciation) of investments                                   13,247       (220,524)    (1,746,843)
                                                                   ------------------------------------------
     Increase (decrease) in net assets from operations                 (131,071)      (246,499)    (3,875,437)
                                                                   ------------------------------------------

From capital transactions
         Net proceeds from units sold                                 5,282,165      4,446,854      3,241,114
         Cost of units redeemed                                        (395,789)      (105,192)      (344,232)
         Annuity benefit payments                                             0              0              0
         Net transfers                                                7,087,760      9,496,409      4,088,019
         Contract maintenance charge                                     (1,033)          (169)          (666)
                                                                   ------------------------------------------
     Increase (decrease) in net assets from capital transactions     11,973,103     13,837,902      6,984,235
                                                                   ------------------------------------------

Increase (decrease) in net assets                                    11,842,032     13,591,403      3,108,798
Net assets at beginning of period                                     1,976,441              0      1,990,267
                                                                   ------------------------------------------
Net assets at end of period                                        $ 13,818,473   $ 13,591,403   $  5,099,065
                                                                   ==========================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                          61,049         57,452         79,800
     Units redeemed                                                      (5,035)        (1,789)        (9,130)
     Units transferred                                                  270,860        169,660        174,882
                                                                   ------------------------------------------
Increase (decrease) in units outstanding                                326,874        225,323        245,552
Beginning units                                                          22,928              -         55,512
                                                                   ------------------------------------------
Ending units                                                            349,802        225,323        301,064
                                                                   ==========================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -
     Units redeemed                                                           -              -              -
     Units transferred                                                        -              -              -
                                                                   ------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                                  -              -              -
                                                                   ==========================================
Contracts with total expenses of 1.55% :
     Units sold                                                           3,780          1,607         15,991
     Units redeemed                                                         (33)             -              -
     Units transferred                                                      213            309          2,292
                                                                   ------------------------------------------
Increase in units outstanding                                             3,960          1,916         18,283
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                              3,960          1,916         18,283
                                                                   ==========================================
Contracts with total expenses of 1.65% :
     Units sold                                                         560,496        325,513        517,369
     Units redeemed                                                     (45,437)        (7,779)       (69,471)
     Units transferred                                                  591,785        699,325        410,948
                                                                   ------------------------------------------
Increase in units outstanding                                         1,106,844      1,017,059        858,846
Beginning units                                                         197,045              -        233,849
                                                                   ------------------------------------------
Ending units                                                          1,303,889      1,017,059      1,092,695
                                                                   ==========================================
Contracts with total expenses of 1.70% :
     Units sold                                                          11,307          6,794          5,009
     Units redeemed                                                           -              -              -
     Units transferred                                                      209             31             96
                                                                   ------------------------------------------
Increase in units outstanding                                            11,516          6,825          5,105
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                             11,516          6,825          5,105
                                                                   ==========================================
Contracts with total expenses of 1.95% :
     Units sold                                                           9,906         15,365         13,344
     Units redeemed                                                         (43)           (77)           (81)
     Units transferred                                                      255            397            239
                                                                   ------------------------------------------
Increase in units outstanding                                            10,118         15,685         13,502
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                             10,118         15,685         13,502
                                                                   ==========================================

(2) For the period from October 4, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica Inc, a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons Advisor II is a new product that was launched on November 11, 2002. Seasons Advisor and Seasons Triple Elite were launched in the prior fiscal year on October 1, 2001 and December 10, 2001, respectively. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to service fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to service fees.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and nine Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (Continued)

         activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account.

         The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Certain prior year balances have been reclassified to conform with the current year presentation.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

         WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

         The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows: Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II and Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%. The
         mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the periods ended April 30, 2003 consist of the following:

                                                                       Cost of Shares       Proceeds from
                  Variable Accounts                                       Acquired           Shares Sold
Multi-Managed Growth Portfolio (Class 1)                               $    2,956,822       $  19,905,797
Multi-Managed Moderate Growth Portfolio (Class 1)                           3,479,008          23,634,125
Multi-Managed Income/Equity Portfolio (Class 1)                             5,251,137          18,192,989
Multi-Managed Income Portfolio (Class 1)                                    6,883,051          15,329,566
Asset Allocation: Diversified Growth Portfolio (Class 1)                   14,008,717          30,372,960
Stock Portfolio (Class 1)                                                  14,670,517          26,456,583
Large Cap Growth Portfolio (Class 1)                                        1,289,973           4,996,349
Large Cap Composite Portfolio (Class 1)                                       780,344           1,446,030
Large Cap Value Portfolio (Class 1)                                         1,813,955           4,702,412
Mid Cap Growth Portfolio (Class 1)                                            827,337           4,433,494
Mid Cap Value Portfolio (Class 1)                                           2,390,993           5,768,082
Small Cap Portfolio (Class 1)                                               1,011,045           3,387,138
International Equity Portfolio (Class 1)                                      818,405           1,991,336
Diversified Fixed Income Portfolio (Class 1)                                5,950,935           5,207,563
Cash Management Portfolio (Class 1)                                         9,302,650           9,129,534
Focus Growth Portfolio (Class 1)                                            1,228,826           1,722,947
Multi-Managed Growth Portfolio (Class 2)                                   19,522,004          11,515,239
Multi-Managed Moderate Growth Portfolio (Class 2)                          45,392,662          17,456,806
Multi-Managed Income/Equity Portfolio (Class 2)                            47,211,290          16,870,557
Multi-Managed Income Portfolio (Class 2)                                   52,208,062          15,911,454
Asset Allocation: Diversified Growth Portfolio (Class 2)                   80,348,171          22,227,904
Stock Portfolio (Class 2)                                                  64,104,477          20,224,983
Large Cap Growth Portfolio (Class 2)                                       21,193,566           8,127,445
Large Cap Composite Portfolio (Class 2)                                    10,702,566           5,371,126
Large Cap Value Portfolio (Class 2)                                        31,172,078          17,522,095
Mid Cap Growth Portfolio (Class 2)                                         19,359,656          12,882,365
Mid Cap Value Portfolio (Class 2)                                          24,013,525          16,271,819
Small Cap Portfolio (Class 2)                                              17,749,396          10,939,604
International Equity Portfolio (Class 2)                                  231,153,305         220,069,160
Diversified Fixed Income Portfolio (Class 2)                              169,597,767          86,541,484
Cash Management Portfolio (Class 2)                                       238,393,134         219,912,411
Focus Growth Portfolio (Class 2)                                           19,740,616          12,051,538
Focus Growth & Income Portfolio (Class 2)                                  16,810,630           7,276,231

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                        Cost of Shares      Proceeds from
                    Variable Accounts                                      Acquired          Shares Sold
Focus Value Portfolio (Class 2)                                         $   19,875,193      $  10,630,153
Focus TechNet Portfolio (Class 2)                                           17,214,494         11,093,107
Multi-Managed Growth Portfolio (Class 3) (1)                                    32,477             14,843
Multi-Managed Moderate Growth Portfolio (Class 3) (1)                          118,746              1,404
Multi-Managed Income/Equity Portfolio (Class 3) (1)                            222,044              1,322
Multi-Managed Income Portfolio (Class 3) (1)                                    20,291              1,105
Asset Allocation: Diversified Growth Portfolio (Class 3) (1)                   179,139              9,697
Stock Portfolio (Class 3) (1)                                                  144,406             11,184
Large Cap Growth Portfolio (Class 3) (1)                                        46,478              1,627
Large Cap Composite Portfolio (Class 3) (1)                                      3,763              1,551
Large Cap Value Portfolio (Class 3) (1)                                         46,480              1,655
Mid Cap Growth Portfolio (Class 3) (1)                                          44,539              4,802
Mid Cap Value Portfolio (Class 3) (1)                                           43,312              1,609
Small Cap Portfolio (Class 3) (1)                                               25,191              1,591
International Equity Portfolio (Class 3) (1)                                    56,431              1,586
Diversified Fixed Income Portfolio (Class 3) (1)                             1,973,010            263,267
Cash Management Portfolio (Class 3) (1)                                        440,003            191,704
Focus Growth Portfolio (Class 3) (1)                                             7,770              1,552
Focus Growth & Income Portfolio (Class 3) (1)                                   72,812              1,629
Focus Value Portfolio (Class 3) (1)                                             17,147              1,642
Focus TechNet Portfolio (Class 3) (1)                                            1,768              1,655

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2003 and 2002, follows:

                                                              Ratio of           Ratio of
                               Net Assets                    expenses to        investment          Total
                  --------------------------------------  average net assets    income to           Return
                       Unit Value                              Lowest            average           Lowest to
Year    Units     Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)      Highest (3)
----  ----------  ---------------------  ---------------  ------------------  --------------  --------------------
Growth Strategy (Class 1)
2003   8,388,728     12.71 to 12.77        107,107,897      1.40% to 1.52%         1.10%      -11.41% to -11.30%
2002  10,908,140     14.34 to 14.40        157,031,366      1.40% to 1.52%         3.18%      -15.71% to -15.61%

Moderate Growth Strategy (Class 1)
2003   9,209,776     12.82 to 12.88        118,653,181      1.40% to 1.52%         1.43%       -9.35% to  -9.24%
2002  11,717,719     14.15 to 14.20        166,340,750      1.40% to 1.52%         4.38%      -13.00% to -12.89%

Balanced Growth Strategy (Class 1)
2003   7,403,724     12.86 to 12.92         95,672,898      1.40% to 1.52%         1.77%       -5.99% to  -5.88%
2002   8,709,189     13.68 to 13.73        119,574,001      1.40% to 1.52%         6.57%       -8.48% to  -8.37%

Conservative Growth Strategy (Class 1)
2003   5,702,169     13.01 to 13.07         74,525,952      1.40% to 1.52%         2.08%       -2.90% to  -2.78%
2002   6,350,294     13.39 to 13.44         85,371,281      1.40% to 1.52%        10.18%       -5.01% to  -4.90%

Large Cap Growth Portfolio (Class 1)
2003   1,955,050      6.16 to  6.83         13,238,748      1.40% to 1.52%         0.00%      -14.15% to -14.04%
2002   2,480,659      7.18 to  7.95         19,546,687      1.40% to 1.52%         0.00%      -21.62% to -21.52%

Large Cap Composite Portfolio (Class 1)
2003     604,695       6.86 to 7.47          4,502,484      1.40% to 1.52%         0.34%      -15.98% to -15.88%
2002     694,260       8.16 to 8.88          6,145,402      1.40% to 1.52%         0.03%      -14.97% to -14.86%

Large Cap Value Portfolio (Class 1)
2003   1,223,417       9.05 to 9.47         11,563,105      1.40% to 1.52%         0.30%      -16.47% to -16.37%
2002   1,523,447     10.84 to 11.32         17,218,760      1.40% to 1.52%         0.54%       -8.53% to  -8.42%

Mid Cap Growth Portfolio (Class 1)
2003   1,117,955      9.43 to 10.28         11,426,013      1.40% to 1.52%         0.00%      -15.93% to -15.83%
2002   1,472,485     11.21 to 12.21         17,888,985      1.40% to 1.52%         0.00%      -10.98% to -10.87%

Mid Cap Value Portfolio (Class 1)
2003     834,622     12.97 to 13.20         11,011,900      1.40% to 1.52%         0.20%      -15.80% to -15.69%
2002   1,101,922     15.41 to 15.66         17,237,519      1.40% to 1.52%         0.70%       10.07% to  10.20%

Small Cap Portfolio (Class 1)
2003   1,068,628       7.80 to 8.12          8,656,121      1.40% to 1.52%         0.00%      -22.59% to -22.50%
2002   1,348,181     10.07 to 10.48         14,095,807      1.40% to 1.52%         0.00%       -6.64% to  -6.52%

International Equity Portfolio (Class 1)
2003     990,752       5.45 to 5.85          5,783,950      1.40% to 1.52%         0.42%      -24.84% to -24.75%
2002   1,166,987       7.25 to 7.78          9,048,213      1.40% to 1.52%         0.00%      -19.13% to -19.04%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                Net Assets                   expenses to        investment          Total
                  --------------------------------------  average net assets    income to           Return
                      Unit Value                                Lowest           average           Lowest to
Year    Units     Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)       Highest (3)
----  ----------  ---------------------  ---------------  ------------------  --------------  ---------------------

Diversified Fixed Income Portfolio (Class 1)
2003   1,489,314     11.57 to 11.77         17,520,349      1.40% to 1.52%         0.48%        7.55% to   7.68%
2002   1,411,919     10.76 to 10.93         15,426,164      1.40% to 1.52%         3.00%        3.26% to   3.39%

Cash Management Portfolio (Class 1)
2003     547,327     10.73 to 10.79          5,904,008      1.40% to 1.52%         1.32%       -0.75% to  -0.61%
2002     531,352     10.81 to 10.86          5,766,910      1.40% to 1.52%         0.64%        0.60% to   0.71%

Focus Growth Portfolio (Class 1)
2003   1,099,996       5.26 to 5.60          6,135,879      1.40% to 1.52%         0.00%      -15.11% to -15.00%
2002   1,173,483       6.20 to 6.58          7,699,685      1.40% to 1.52%         0.00%      -14.01% to -13.90%

Growth Strategy (Class 2)
2003   8,295,545     12.64 to 12.81        105,045,110      1.40% to 1.95%         1.10%      -12.01% to -11.43%
2002   6,910,595     14.30 to 14.48         98,937,250      1.40% to 1.95%         1.19%      -15.96% to  -4.75%(5)

Moderate Growth Strategy (Class 2)
2003  15,373,923     12.73 to 12.83        196,419,224      1.40% to 1.95%         1.49%       -9.89% to  -9.40%
2002  10,962,655     14.11 to 14.16        154,852,713      1.40% to 1.95%         1.57%      -13.25% to  -4.51%(5)

Balanced Growth Strategy (Class 2)
2003  14,002,893     12.79 to 12.87        179,524,903      1.40% to 1.95%         1.79%       -6.55% to  -6.03%
2002   9,013,774     13.64 to 13.70        123,147,411      1.40% to 1.95%         1.97%       -8.77% to  -3.25%(5)

Conservative Growth Strategy (Class 2)
2003  11,312,263     12.93 to 13.11        146,699,325      1.40% to 1.95%         2.13%       -3.46% to -2.94%
2002   6,071,979     13.35 to 13.53         81,208,456      1.40% to 1.95%         2.47%       -5.31% to  -0.98%(5)

Large Cap Growth Portfolio (Class 2)
2003   6,679,182       6.77 to 6.81         45,250,524      1.40% to 1.95%         0.00%      -14.64% to -14.18%
2002   4,680,882       7.90 to 7.95         37,007,912      1.40% to 1.95%         0.00%      -21.84% to  -9.76%(5)

Large Cap Composite Portfolio (Class 2)
2003   2,472,403       7.39 to 7.45         18,323,498      1.40% to 1.95%         0.20%      -16.46% to -16.00%
2002   1,735,375       8.82 to 8.88         15,328,272      1.40% to 1.95%         0.00%      -15.19% to  -5.80%(5)

Large Cap Value Portfolio (Class 2)
2003   6,106,189       9.13 to 9.43         57,267,796      1.40% to 1.95%         0.27%      -16.95% to -16.50%
2002   4,675,294     11.00 to 11.30         52,651,828      1.40% to 1.95%         0.43%       -8.79% to  -5.42%(5)

Mid Cap Growth Portfolio (Class 2)
2003   3,521,157     10.18 to 10.28         35,910,398      1.40% to 1.95%         0.00%      -16.40% to -15.95%
2002   2,843,909     12.14 to 12.25         34,553,224      1.40% to 1.95%         0.00%      -11.22% to  -1.75%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                 Net Assets                  expenses to        investment            Total
                  --------------------------------------  average net assets    income to             Return
                      Unit Value                                Lowest           average             Lowest to
Year    Units     Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)        Highest (3)
----  ----------  ---------------------  ---------------  ------------------  --------------  ------------------------

Mid Cap Value Portfolio (Class 2)
2003   3,753,592     12.34 to 13.16         49,036,878      1.40% to 1.95%         0.16%      -16.27%    to -15.82%
2002   3,225,649     14.73 to 15.63         50,248,919      1.40% to 1.95%         0.59%        2.88%(5) to  10.04%

Small Cap Portfolio (Class 2)
2003   3,845,782       8.04 to 8.12         30,985,906      1.40% to 1.95%         0.00%      -23.03%    to -22.61%
2002   2,996,292     10.42 to 10.51         31,232,150      1.40% to 1.95%         0.00%       -6.89%    to   2.01%(5)

International Equity Portfolio (Class 2)
2003   5,179,868       5.80 to 5.83         30,120,703      1.40% to 1.95%         0.23%      -25.25%    to -24.96%
2002   2,956,184       7.74 to 7.79         22,913,462      1.40% to 1.95%         0.00%      -19.32%    to  -1.39%(5)

Diversified Fixed Income Portfolio (Class 2)
2003  12,205,305     11.36 to 11.73        142,395,670      1.40% to 1.95%         0.47%        6.97%    to   7.52%
2002   4,759,508     10.62 to 10.91         51,800,174      1.40% to 1.95%         3.18%       -1.36%(5) to   3.24%

Cash Management Portfolio (Class 2)
2003   4,668,834     10.68 to 10.76         50,041,649      1.40% to 1.95%         1.30%       -1.28%    to  -0.76%
2002   2,950,078     10.79 to 10.86         31,893,473      1.40% to 1.95%         0.62%       -0.25(5)  to   0.57%

Focus Growth Portfolio (Class 2)
2003   6,602,801       5.54 to 5.59         36,675,271      1.40% to 1.95%         0.00%      -15.59%    to -15.13%
2002   5,145,160       6.55 to 6.59         33,702,315      1.40% to 1.95%         0.00%      -14.25%    to  -4.46%(5)

Focus Growth and Income Portfolio (Class 2)
2003   3,072,999       7.10 to 7.47         22,237,737      1.40% to 1.95%         0.00%      -13.01%    to -12.53%
2002   1,679,285       8.14 to 8.55         13,818,473      1.40% to 1.95%         0.05%       -8.96%    to   2.02%(5)

Focus Value Portfolio (Class 2)
2003   2,235,185       9.30 to 9.44         21,014,443      1.40% to 1.95%         1.08%      -12.72%    to -12.24%
2002   1,266,808     10.65 to 10.79         13,591,403      1.40% to 1.95%         0.00%       -3.51%(4) to   7.40%(5)

Focus TechNet Portfolio (Class 2)
2003   3,656,127       2.78 to 3.09         10,693,989      1.40% to 1.95%         0.00%      -15.57%    to -15.12%
2002   1,430,649       3.30 to 3.65          5,099,065      1.40% to 1.95%         0.00%      -47.98%    to -25.68%(5)

Growth Strategy (Class 3)
2003       2,839     12.57 to 12.81             36,337      1.55% to 1.95%         0.05%        2.09%(6) to   4.11%(6)
2002           -                  -                  -                  -             -                          -

Moderate Growth Strategy (Class 3)
2003      17,478     12.58 to 12.82            223,550       1.55% to 1.95%        0.00%        2.09%(6) to   4.06%(6)
2002           -                  -                  -                   -            -                          -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                                                             Ratio of           Ratio of
                               Net Assets                   expenses to        investment            Total
                 --------------------------------------  average net assets    income to             Return
                      Unit Value                               Lowest           average             Lowest to
Year     Units   Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)        Highest (3)
------  -------  ---------------------  ---------------  ------------------  --------------  ----------------------

Balanced Growth Strategy (Class 3)
2003     32,509     12.68 to 12.84          415,754        1.55% to 1.95%         0.00%       2.54%(6) to  3.84%(6)
2002          -                  -                -                    -             -                        -

Conservative Growth Strategy (Class 3)
2003      2,500     12.88 to 13.13           32,812        1.55% to 1.95%         0.07%       2.04%(6) to  4.04%(6)
2002          -                  -                -                    -             -                        -

Large Cap Growth Portfolio (Class 3)
2003      7,268       6.73 to 6.82           49,212        1.55% to 1.95%         0.00%       2.17%(6) to  3.53%(6)
2002          -                  -                -                    -             -                        -

Large Cap Composite Portfolio (Class 3)
2003        309       7.33 to 7.46            2,299        1.55% to 1.95%         0.04%       1.86%(6) to  3.62%(6)
2002          -                  -                -                    -             -                        -

Large Cap Value Portfolio (Class 3)
2003      5,431       9.10 to 9.22           49,751        1.55% to 1.95%         0.01%       3.90%(6) to  5.21%(6)
2002          -                  -                -                    -             -                        -

Mid Cap Growth Portfolio (Class 3)
2003      4,200     10.14 to 10.28           43,086        1.55% to 1.95%         0.00%       6.55%(6) to  7.99%(6)
2002          -                  -                -                    -             -                        -

Mid Cap Value Portfolio (Class 3)
2003      3,543     12.21 to 12.42           43,996        1.55% to 1.95%         0.00%       2.81%(6) to  4.60%(6)
2002          -                  -                -                    -             -                        -

Small Cap Portfolio (Class 3)
2003      3,121       8.00 to 8.13           25,364        1.55% to 1.95%         0.00%       4.34%(6) to  6.05%(6)
2002          -                  -                -                    -             -                        -

International Equity Portfolio (Class 3)
2003     10,162       5.76 to 5.83           59,092        1.55% to 1.95%         0.00%      -2.09%(6) to -0.89%(6)
2002          -                  -                -                    -             -                        -

Diversified Fixed Income Portfolio (Class 3)
2003    151,344     11.40 to 11.42        1,727,262        1.55% to 1.95%         0.00%       2.14%(6) to  2.26%(6)
2002          -                  -                -                    -             -                        -

Cash Management Portfolio (Class 3)
2003     23,143     10.74 to 10.75          248,498        1.55% to 1.95%         0.00%      -0.77%(6) to -0.65%(6)
2002          -                  -                -                    -             -                        -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  UNIT VALUES (Continued)


                                                          Ratio of          Ratio of
                            Net Assets                   expenses to       investment            Total
              --------------------------------------  average net assets    income to            Return
                   Unit Value                               Lowest           average            Lowest to
Year   Units  Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)        Highest (3)
----  ------  ---------------------  ---------------  ------------------  --------------  ----------------------

Focus Growth Portfolio (Class 3)
2003   1,179      5.49 to 5.59             6,577       1.55% to 1.95%          0.00%       3.00%(6) to  4.86%(6)
2002      -                  -                 -                   -              -                        -

Focus Growth and Income Portfolio (Class 3)
2003  10,294      7.34 to 7.47            76,908       1.55% to 1.95%          0.00%       5.34%(6) to  7.20%(6)
2002       -                 -                 -                   -              -                        -

Focus Value Portfolio (Class 3)
2003   1,793      9.23 to 9.37            16,771       1.55% to 1.95%          0.04%       9.36%(6) to 11.01%(6)
2002       -                 -                 -                   -              -                        -

Focus TechNet Portfolio (Class 3)
2003     127      2.77 to 2.81               354       1.55% to 1.95%          0.00%      14.71%(6) to 16.36%(6)
2002       -                 -                 -                   -              -                        -

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

4)   For Period from October 4, 2001 (effective date) to April 30, 2002.

5)   For Period from December 10, 2001 (effective date) to April 30, 2002.

6)   For Period from November 11, 2002 (effective date) to April 30, 2003.

                            PART C--OTHER INFORMATION





ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:


The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.



The financial statements of Variable Annuity Account Five at April 30, 2003 and for each of the two years in the period ended April 30, 2003.


(B) EXHIBITS



(1)        Resolutions Establishing Separate Account............................................................  **

(2)        Custody Agreements...................................................................................  **

(3)        (A) Form of Distribution Contract....................................................................  **

           (B) Form of Selling Agreement........................................................................  **

(4)        (A) Variable Annuity Contract........................................................................  +

           (B) Endorsement......................................................................................  +

(5)        (A) Application for Contract.........................................................................  +

           (B) Participant Enrollment Form......................................................................  +++

(6)        Depositor -- Corporate Documents

           (A) Certificate of Incorporation.....................................................................  ++

           (B) By-Laws..........................................................................................  ++

           (C) Amendment to the Articles of Incorporation.......................................................  +++

(7)        Reinsurance Contract.................................................................................  Not Applicable

(8)        Seasons Series Trust Form of Fund Participation Agreement............................................  **

(9)        Opinion of Counsel...................................................................................  +

           Consent of Counsel...................................................................................  Not Applicable

(10)       Consent of Independent Accountants...................................................................  Filed Herewith

(11)       Financial Statements Omitted from Item 23............................................................  Not Applicable

(12)       Initial Capitalization Agreement.....................................................................  Not Applicable

(13)       Performance Computations.............................................................................  +++

(14)       Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common

           Control with AIG SunAmerica, the Depositor of Registrant.............................................  Filed Herewith

(15)       (A) Power of Attorney................................................................................  +

(15)       (B) Power of Attorney................................................................................  Filed Herewith



----------

** Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Insurance Company Registration Statement Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997, accession number 0000912057-97-008516.

+ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Insurance Company Registration Statement, File Nos. 333-92396 and 811-07727, filed July 15, 2002, accession number 0001021408-02-009475.

++ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Insurance Company Registration Statement Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-64338 and 811-07727, filed April 15, 2002, accession number 0000950148-02-000996.


+++ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Assurance Company Registration Statement Post-Effective Amendment No. 4 and 5, File Nos. 333-92396 and 811-07727, filed May 2, 2003, accession number 0000898430-03-002732.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                     POSITION
----                                     --------
Jay S. Wintrob.........................  Director and Chief Executive Officer
Jana W. Greer*.........................  Director and President
James R. Belardi.......................  Director and Senior Vice President
N. Scott Gillis*.......................  Director and Senior Vice President
Edwin R. Raquel*.......................  Senior Vice President and Chief Actuary
Marc H. Gamsin.........................  Director And Senior Vice President
Mark A. Zaeske.........................  Treasurer
J. Franklin Grey.......................  Vice President
Maurice S. Hebert*.....................  Vice President and Controller
Gregory M. Outcalt.....................  Senior Vice President
Stewart R. Polakov*....................  Vice President
Christine A. Nixon.....................  Vice President and Secretary
Ron H. Tani............................  Vice President
Virginia N. Puzon......................  Assistant Secretary


--------


* Principal Business Address is 21650 Oxnard Street, Woodland Hills, CA 91367.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT



The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of this Registration Statement which is filed herein. An organization chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570 filed March 31, 2003.




ITEM 27. NUMBER OF CONTRACT OWNERS




As of June 30, 2003, the number of contracts funded by Variable Annuity Account Five (portion relating to the SEASONS ADVISOR II Variable Annuity) of AIG SunAmerica Life was 84 of which 26 were qualified contracts and 58 were non-qualified contracts.






ITEM 28. INDEMNIFICATION




Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29. PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

          AIG SunAmerica Life Assurance Company - Variable Separate Account
          AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account
                  One
          First SunAmerica Life Insurance Company - FS Variable Annuity
                  Account Five
          First SunAmerica Life Insurance Company - FS Variable Annuity Account
                  Nine
          Presidential Life Insurance Company - Variable Account One

          Anchor Pathway Fund
          Anchor Series Trust


          SunAmerica Series Trust
          SunAmerica Income Funds issued By AIG SunAmerica Asset Management
                  Inc. (AIG SAAMCo.)
          Style Select Series, Inc. issued By AIG SAAMCo.
          SunAmerica Equity Funds issued By AIG SAAMCo.
          SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo. SunAmerica Strategic Investment Series issued by AIG SAAMCo. SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo.


(b)      Directors, Officers and principal place of business:


Officer/Directors*                                 Position
------------------                                 --------
Peter Harbeck                                      Director
J. Steven Neamtz                                   Director, President & Chief Executive Officer
Robert M. Zakem                                    Director, Executive Vice President & Assistant Secretary
John T. Genoy                                      Vice President, Chief Financial Officer & Controller
James Nichols                                      Vice President
Christine A. Nixon**                               Secretary
Virginia N. Puzon**                                Assistant Secretary


* Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.



(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.


ITEM 31. MANAGEMENT SERVICES



Not Applicable.


ITEM 32. UNDERTAKINGS


Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to its registration statement and has caused this Post-Effective Amendment No. 5 and 6 to the registration statement on form N-4, File No. 333-92396 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 18 day of July, 2003.


                                             VARIABLE ANNUITY ACCOUNT FIVE
                                             (Registrant)

                                             By: AIG SUNAMERICA LIFE ASSURANCE
                                             COMPANY (Depositor)

                                             By:      /s/ JAY S. WINTROB
                                                ------------------------------
                                                        Jay S. Wintrob,
                                                     Chief Executive Officer

                                             AIG SUNAMERICA LIFE ASSURANCE
                                             COMPANY (Depositor)

                                             By:      /s/ JAY S. WINTROB
                                                ------------------------------
                                                        Jay S. Wintrob,
                                                     Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                                TITLE                                                 DATE
---------                                -----                                                 ----
JAY S. WINTROB*                          Chief Executive Officer                               July 18, 2003
--------------------                     and Director
Jay S. Wintrob                           (Principal Executive Officer)

JAMES R. BELARDI*                        Director                                              July 18, 2003
--------------------
James R. Belardi

MARC H. GAMSIN*                          Director                                              July 18, 2003
--------------------
Marc H. Gamsin

N. SCOTT GILLIS*                         Senior Vice President                                 July 18, 2003
--------------------                     and Director
N. Scott Gillis                          (Principal Financial Officer)

JANA WARING GREER*                       Director                                              July 18, 2003
--------------------
Jana Waring Greer

MAURICE S. HEBERT*                       Vice President and Controller                         July 18, 2003
--------------------                     (Principal Accounting Officer)
Maurice S. Hebert

*/s/ MALLARY L. REZNIK                                                                         July 18, 2003
--------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX





Exhibit
No.                                  Description
-------                              -----------
(10)             Consent of Independent Accountants.

(14)             Diagram and listing of all persons directly or indirectly controlled by or under common control with AIG SunAmerica Life Assurance Company, the
                 Depositor of Registrant.

(15)(b)          Power of Attorney



                                       C-6